As filed with the Securities and Exchange Commission
                               on August 28, 1998
                       Registration No. 33-33144; 811-6030
                       -----------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|

                               Post-Effective Amendment No. 22             |X|

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |_|

                                  Amendment No. 23                         |X|

                        (Check appropriate box or boxes)
                               ------------------------
                            THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                                --------------------------
            Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:

           Robert M. Kurucza, Esq.                    Carl Frischling, Esq.
           Marco E. Adelfio, Esq.                     Kramer, Levin, Naftalis
           Morrison & Foerster LLP                         & Frankel
           2000 Pennsylvania Ave., N.W., Suite 5500   919 Third Avenue
           Washington, D.C.  20006                    New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

|_| Immediately upon filing pursuant to Rule 485(b); or    |X| on September 1, 1998 pursuant to Rule 485(b), or

|_| 60 days after filing pursuant to Rule 485(a), or       |_|  on (date) pursuant to Rule 485(a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2)      |_| on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      EXPLANATORY NOTE

              This Post-Effective Amendment No. 22 to the Registration Statement of The Capitol Mutual Funds (d/b/a/ Nations Institutional Reserves) (the "Trust") is provided in order to provide updated financial information for the Trust's investment funds (the "Funds"), and to effect certain related, non-material changes



                                                       THE CAPITOL MUTUAL FUNDS
                                                 D/B/A NATIONS INSTITUTIONAL RESERVES
                                                        CROSS REFERENCE SHEET

PART A
Item No.                                                                                      Prospectus
--------                                                                                      ----------

1.   Cover Page ...................................................................          Cover Page

2.   Synopsis   ...................................................................          Expenses Summary

3.   Condensed Financial Information...............................................          Financial Highlights; How Performance
                                                                                             Is Shown

4.   General Description of Registrant.............................................          Cover Page; Objectives; How
                                                                                             Objectives Are Pursued; Organization
                                                                                             And History


5.   Management of the Fund........................................................          How The Funds Are Managed

5A.  Management's Discussion of Fund Performance...................................                          *

6.   Capital Stock and Other Securities............................................          How To Buy Shares; How The Funds
                                                                                             Value Their Shares; How Dividends And
                                                                                             Distributions Are Made; Tax Information

7.   Purchase of Securities Being Offered..........................................          Cover Page; How To Buy Shares

8.   Redemption or Repurchase......................................................          How To Redeem Shares; How To Exchange
                                                                                             Shares

9.   Legal Proceedings.............................................................          Organization And History

   PART B
   Item No.
   --------

10.  Cover Page....................................................................          Cover Page

                                       1



11.   Table of Contents............................................................          Table of Contents

12.   General Information and History..............................................          The Trust

13.   Investment Objectives and Policies...........................................          Description of Permitted Investments;
                                                                                             Investment Limitations; Securities
                                                                                             Lending

14.   Management of the Registrant.................................................          Trustees and Officers

15.   Control Persons and Principal Holders of Securities..........................          5% Shareholders

16.   Investment Advisory and Other Services.......................................          The Adviser; The
                                                                                             Administrator and Co-
                                                                                             Administrator; Distribution
                                                                                             and Shareholder Servicing
                                                                                             Plans; and Custodian and
                                                                                             Transfer Agent

17.   Brokerage Allocation ...........................................................       Portfolio Transactions

18.   Capital Stock and Other Securities..............................................       Description of Shares

19.   Purchase, Redemption and Pricing of Securities
      being Offered...................................................................       Net Asset-Value -- Purchases and
                                                                                             Redemptions; Distributor

20.   Tax Status......................................................................       Taxes

19.   Underwriters....................................................................       Distribution and
                                                                                             Shareholder Servicing Plans

20.   Calculation of Performance Data.................................................       Performance Information

21.   Financial Statements............................................................       Experts and Financial Information

   PART C
   Item No.
   ---------

   Information required to be in Part C is set forth under the appropriate Item, so numbered, in Part C of this document.

Prospectus


Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Capital Class Shares of the following diversified money market funds (each, a "Fund" and collectively the "Funds"):
NATIONS CASH RESERVES, NATIONS MONEY MARKET RESERVES, NATIONS TREASURY RESERVES, NATIONS GOVERNMENT RESERVES AND NATIONS MUNICIPAL RESERVES.



The Trust's Capital Class Shares are offered to institutional investors that meet the $1,000,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF EACH FUND TO USE ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Capital Class Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Trust is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by writing or calling the Trust at the address or telephone number shown below. The SAI for the Trust, dated September 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http:// www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require. For additional information, see "How The Funds Are Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Cash Reserves
Nations Money Market Reserves
Nations Treasury Reserves
Nations Government Reserves
Nations Municipal Reserves



Capital Class Shares

September 1, 1998


For Fund information call:
1-800-626-2275



Nations Institutional Reserves
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

NATIONS
  FUNDS




CAPITAL 9/98

                                                              Table Of Contents

About The
Funds

                          Prospectus Summary                                  3
                          -----------------------------------------------------


                          Expenses Summary                                    4

                          -----------------------------------------------------


                          Objectives                                          6

                          -----------------------------------------------------


                          How Objectives Are Pursued                          6

                          -----------------------------------------------------


                          General Investment Policies                         9

                          -----------------------------------------------------


                          How Performance Is Shown                           11

                          -----------------------------------------------------


                          How The Funds Are Managed                          11

                          -----------------------------------------------------


                          Organization And History                           14

                          -----------------------------------------------------


                          How To Buy Shares                                  15

                          -----------------------------------------------------

About Your
Investment


                          How To Redeem Shares                               16

                          -----------------------------------------------------


                          How To Exchange Shares                             17

                          -----------------------------------------------------


                          How The Funds Value Their Shares                   17

                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;


                          Tax Information                                    18

                          -----------------------------------------------------


                          Financial Highlights                               19

                          -----------------------------------------------------


                          Appendix A -- Portfolio Securities                 24

                          -----------------------------------------------------


                          Appendix B -- Description Of Ratings               31

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds


  Prospectus Summary

o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

  o Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


  o Nations Money Market Reserves' investment objective is to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.


  o Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

  o Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


  o Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. For a discussion of these and other factors, see "How Objectives Are Pursued -- Restraints on Investments by Money Market Funds" and "Appendix A."


o MINIMUM PURCHASE: The minimum initial investment in Capital Class Shares is $1,000,000.

     Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize operating expenses for the Capital Class Shares of the Funds. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.



Annual Operating Expenses
(as a percentage of average net assets)



                                                               Nations
                                                    Nations     Money      Nations     Nations      Nations
                                                     Cash      Market     Treasury   Government   Municipal
                                                   Reserves   Reserves    Reserves    Reserves    Reserves
Advisory Fees (After Fee Waivers)                   .15%        .12%       .14%        .14%         .14%
Other Expenses (After Fee Waivers and Expense
 Reimbursements)                                    .05%        .08%       .06%        .06%         .06%
Total Operating Expenses (After Fee Waivers and
 Expense Reimbursements)                            .20%        .20%       .20%        .20%         .20%



Examples: You would pay the following expenses on a $1,000 investment in the Capital Class Shares of the indicated Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period.





                                   1 Year   3 Years     5 Years   10 Years
Nations Cash Reserves               $2         $6        $11        $26
Nations Money Market Reserves       $2         $6        $11        $26
Nations Treasury Reserves           $2         $6        $11        $26
Nations Government Reserves         $2         $6        $11        $26
Nations Municipal Reserves          $2         $6        $11        $26



The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in Capital Class Shares would bear either directly or indirectly. The figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Capital Class Shares. The Trust also offers the Liquidity Class, the Adviser Class and the Market Class Shares of the Funds which are subject to the same expenses plus additional distribution and/or shareholder servicing fees. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed."

Absent fee waivers and expense reimbursements, "Advisory Fees", "Other Expenses" and "Total Operating Expenses" for Capital Class Shares of the indicated Fund would be as follows: Nations Cash Reserves -- .30%, .14% and
 .44%, respectively; Nations Money Market Reserves -- .30%, .19% and .49%, respectively; Nations Treasury Reserves -- .30%, .15% and .45%, respectively; Nations Government Reserves -- .30%, .15% and .45%, respectively; and Nations Municipal Reserves -- .30%, .18% and .48%, respectively.


FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

     Objectives


Each Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.


Nations Cash Reserves: Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


Nations Money Market Reserves: Nations Money Market Reserves' investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.


Nations Treasury Reserves: Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Government Reserves: Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.



Nations Municipal Reserves: Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.


Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.


  How Objectives Are Pursued



Nations Cash Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; (v) instruments eligible for acquisition by Nations Government Reserves (see below); and (vi) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


The Fund reserves the right to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash.


Nations Cash Reserves is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Money Market Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. Government Obligations, repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."


This Fund is rated by a nationally recognized statistical rating organization (an "NRSRO") in the highest rating category for money market mutual funds. To maintain this rating, the Fund must invest strictly in Prime-1 rated issues.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Treasury Reserves


In pursuing its investment objective, the Fund will invest in direct obligations issued by the U.S. Treasury, STRIPS, and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, and may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Fund must meet criteria established by Standard & Poor's Corporation ("S&P")1


Nations Treasury Reserves is listed on the National Association of Insurance Commissioners' Approved List of Exempt Money Market Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Government Reserves

In pursuing its investment objective, the Fund will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in U.S. Government Obligations and repurchase agreements and reverse repurchase agreements secured by such obligations.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Municipal Reserves


In pursuing its investment objective, the Fund will invest in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). At least 80% of the Fund's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.


The Fund invests in Municipal Securities that are determined to present minimal credit risks and that at the time of purchase, are considered to be of "high quality" -- E.G., having a long-term rating of "A" or higher from Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), S&P, Thomson BankWatch, Inc. ("BankWatch") or Moody's Investors Services, Inc. ("Moody's") in the case of certain bonds which are lacking a short-term rating from the requisite number of NRSROs; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, and BankWatch are each an NRSRO. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B".

The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the SAI.


The Adviser has discretion to invest up to 20% of the Fund's assets in taxable money market instruments (consisting of U.S. Government Obligations and repurchase agreements) and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. However, the Fund generally intends to be fully invested in Federally tax-exempt securities.


The Fund may hold cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain

---------------------
1 "Standard and Poor's" and "Standard & Poor's 500" are trademarks of The
   McGraw-Hill Companies, Inc.

trusts, partnerships or other special purpose issuers, including pass-through certificates represent-ing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities(as defined below). For more information concerning the Fund's investments, see "Appendix A."


  General Investment Policies



For a description of the Funds' permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

Each Fund except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.



Restraints on Investments by Money Market Funds: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally (except for Nations Municipal Reserves), no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.



The Funds may not:


1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's assets. Securities purchased by Nations Money Market Reserves that are subject to certain unconditional demand features are subject to different diversification requirements as described in the SAI.


2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in U.S. Government Obligations; (b) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments; and (c) with certain limited exceptions with respect to Nations Money Market Reserves.


3. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and (c) each Fund except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.


4. Nations Money Market Reserves may not borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.



The foregoing percentages will apply at the time of the purchase of a security.


The investment objective and certain investment policies of each Fund are fundamental policies of each Fund. It is also a fundamental policy of each Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Funds will be able to maintain a constant net asset value of $1.00 per share.



Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

     How Performance Is Shown


From time to time, the Funds may advertise the "yield" and "effective yield" of a class of shares and Nations Municipal Reserves also may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares of a Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class of shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The "tax-equivalent yield" of each class of shares of Nations Municipal Reserves shows the level of taxable yield which, after payment of Federal income tax in respect of such yield, equals the class's yield. The tax-equivalent yield of a class of shares will always be higher than its yield.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.


Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield.


In addition to Capital Class Shares, the Funds offer Liquidity Class, Adviser Class and Market Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


  How The Funds Are Managed




The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.



The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Funds that the merger will not reduce the level or quality of advisory and other services provided to the Funds.


Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Funds, if the Adviser believes that the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .30% of the average daily net assets of each Fund.


For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of each Fund.



NBAI, TradeStreet and the administrator and the co-administrator of the Funds have voluntarily agreed to waive their fees (and reimburse the Funds for certain expenses) in order to limit the total annualized operating expenses of the Capital Class Shares of the Funds (as a percentage of average daily net assets) to .20%.


NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.



For the fiscal year ended April 30, 1998, after waivers, the Funds paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .15%; Nations Treasury Reserves -- .14%; Nations Government Reserves -- .14%; and Nations Municipal Reserves -- .12%.


For the fiscal year ended April 30, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .033%; Nations Treasury Reserves -- .033%; Nations Government Reserves -- .033%; and Nations Municipal Reserves -- .033%.


For the fiscal period from December 1, 1997 to May 15, 1998, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, fees at the rate of .10% of the Nations Money Market Reserves' average daily net assets (formerly called the Emerald Prime Advantage Institutional Fund.)


The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Cash Reserves, Nations Money

Market Reserves, Nations Treasury Reserves and Nations Government Reserves.


The Tax-Exempt Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Reserves.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to a co-administration agreement. Under the co-administration agreement, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid their administrators combined fees, at the indicated rate of the following Funds' average daily net assets: Nations Cash Reserves -- .01%; Nations Treasury Reserves -- .01%; Nations Government Reserves -- .01%; and Nations Municipal Reserves -- .01%.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. No compensation is paid to Stephens for distribution services for the Capital Class Shares.


The Adviser may also pay out of its own assets amounts to Stephens and other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens has established a non-cash compensation program, pursuant to which broker/ dealers or financial institutions that sell shares of the Funds may earn additional compensation, including trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

The Bank of New York ("BNY" or the "Custodian"), located at 90 Washington Street, New York, New York 10286, provides custodial services for the assets of all Nations Funds. In return for providing custodial services to the Nations Funds Family, BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

First Data serves as transfer agent (the "Transfer Agent") for each Fund's shares.

PricewaterhouseCoopers LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Capital Class Shares may bear certain class specific expenses. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.


  Organization And History




The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Institutional Reserves: Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Fund is a series of the Trust. Except for differences between classes of a Fund pertaining to distribution and shareholder servicing arrangements, each share of each Fund represents an equal proportionate interest in that Fund. This Prospectus relates only to the Capital Class Shares of the following Funds of Nations Institutional Reserves:
Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.


In addition to Capital Class Shares, the Funds also offer Liquidity Class, Adviser Class and Market Class Shares. Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to NationsBank and its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. Liquidity Class Shares of the Funds bear aggregate distribution and shareholder servicing fees of up to 0.85% of the class's average daily net assets. Adviser Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds which they act in a fiduciary, agency or custodial capacity and which meet the $100,000 minimum initial investment requirement. Adviser Class Shares also bear shareholder servicing fees of up to .25% of the class's average net assets. Market Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for which they act in a fiduciary, agency or custodial capacity and which meet the $250,000 minimum initial investment for such shares. Market Class Shares bear aggregate distribution and shareholder servicing fees of up to .45% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in a Fund. Information regarding Liquidity Class, Adviser Class and Market Class Shares of the Funds is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


As of September 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.



The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


  How To Buy Shares



Capital Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Capital Class Shares is $1,000,000.


The Funds reserve the right, in their discretion, to make Capital Class Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens, the Transfer Agent or their respective agents. A purchase order must be received by Stephens, the Transfer Agent or their respective agents by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled.


The purchase price is the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent or their respective agents. The agents are responsible for transmitting orders for purchases of Capital Class Shares by their customers and delivering required funds on a timely basis. Stephens is also responsible for transmitting orders its receives to Nations Funds.


Telephone Transactions: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholder may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

  How To Redeem Shares




Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by Stephens, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens, the Transfer Agent or their respective agents. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a taxable capital gain or loss for Federal income tax purposes.


The Trust may redeem an investor's account upon 30 day's written notice if the balance in the investor's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customers. The Trust also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Capital Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

     How To Exchange Shares

The exchange feature enables a shareholder of Capital Class Shares of a Fund to acquire Capital Class Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Capital Class Shares for Capital Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. For Federal income tax purposes, an exchange will be treated in the same manner as a redemption of shares.



The Capital Class Shares exchanged must have a current value of at least $1,000,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

  How The Funds Value Their Shares




The net asset value of a share of each class is calculated by dividing the total value of its respective assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


The assets of each Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.

     How Dividends And Distributions Are Made; Tax Information




Dividends and Distributions: The net income of each Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on the day of declaration. Dividends are paid by each Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.


The amount of dividends payable on Capital Class Shares will be more than the dividends payable on Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

Tax Information: Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its net investment income each taxable year. Except as provided below, distributions from a Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net capital gains are designated as capital gain distributions and will be taxable to the Fund's shareholders as long-term capital gains. Noncorporate shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether a Fund's shareholder takes such distributions in cash or has them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by January 31 of the following year will be taxable as if they were paid by December 31.

Interest on U.S. Government Obligations is exempt from state individual income taxes when such obligations are held directly. To the extent distributions of a Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state individual income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state individual income taxation. Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from a Fund is exempt from income tax in their particular states.



Dividends distributed from Nations Municipal Reserves' net investment income attributable to its tax-exempt securities will not be subject to Federal income tax in the hands of its shareholders. However, such distributions may be subject to the Federal alternative minimum tax, and, to the extent that Nations Municipal Reserves earns taxable income or realizes long-term capital gains, distributions to shareholders from such sources will be subject to Federal income tax. See "Taxes -- Additional Considerations for Nations Municipal Reserves" in the SAI. Distributions of net investment income by Nations Municipal Reserves may be subject to state and local income taxes, even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations, which, if realized directly by shareholders, would be exempt from such income taxes.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.


Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding taxes. See "Taxes -- Backup Withholding" in the SAI.

The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.


  Financial Highlights


Except as set forth below, the following financial information has been derived from the audited financial statements of Nations Institutional Reserves. PricewaterhouseCoopers LLP is the independent accountant to Nations Institutional Reserves. The report of PricewaterhouseCoopers LLP for the most recent fiscal year of Nations Institutional Reserves accompanies the financial statements and is incorporated by reference in the SAI, which is available upon request. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.

Information for the Capital Class Shares of Nations Money Market Reserves has been derived from the audited financial statements of the Emerald Prime Advantage Institutional Fund (the predecessor portfolio). KPMG Peat Marwick LLP were the independent auditors for the Emerald Prime Advantage Institutional Fund for the fiscal period December 1, 1997 through May 15, 1998 and for the fiscal year ended November 30, 1997. PricewaterhouseCoopers LLP was the independent accountant for the Emerald Prime Advantage Institutional Fund for the fiscal period from December 7, 1988 through November 30, 1996. The reports of KPMG Peat Marwick LLP for the fiscal period December 1, 1997 through May 15, 1998 and for the fiscal year ended November 30, 1997 of the Emerald Prime Advantage Institutional Fund accompany the financial statements for such periods and are incorporated by reference in the SAI, which is available upon request.

FOR A CAPITAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Cash Reserves



                              YEAR           YEAR            YEAR
                             ENDED           ENDED          ENDED
                            04/30/98        04/30/97       04/30/96
Net Asset Value,
 Beginning Of Year        $   1.00        $    1.00      $  1.00
Net Investment Income        0.0554           0.0531       0.0570
Dividends From Net
 Investment Income         (0.0554)         (0.0531)     (0.0570)
Net Asset Value, End
 Of Year                  $   1.00        $    1.00      $  1.00
Total Return++               5.70  %          5.44  %      5.84  %
Ratios To Average Net
 Assets/Supplemental
 Data:
Net Assets, End Of
 Year (000's)             $3,051,559      $1,684,233     $607,643
Ratio Of Operating
 Expenses To Average
 Net Assets                   0.20%**         0.20  %      0.20  %
Ratio Of Net
 Investment Income
 To Average Net
 Assets                      5.54  %          5.32  %      5.53  %
Ratio Of Operating
 Expenses To Average
 Net Assets Without
 Waivers                     0.44  %          0.45  %      0.51  %



                           YEAR           YEAR        YEAR           YEAR         PERIOD
                          ENDED         ENDED         ENDED        ENDED          ENDED
                         04/30/95      04/30/94     04/30/93      04/30/92      04/30/91*
Net Asset Value,
 Beginning Of Year       $  1.00       $  1.00      $ 1.00        $  1.00      $ 1.00
Net Investment Income      0.0480        0.0283      0.0315         0.0492      0.0392
Dividends From Net
 Investment Income       (0.0480)      (0.0283)     (0.0315)      (0.0492)     (0.0392)
Net Asset Value, End
 Of Year                 $  1.00       $  1.00      $ 1.00        $  1.00      $ 1.00
Total Return++             4.91  %       2.87  %     3.19  %        5.03  %     7.35  %+
Ratios To Average Net
 Assets/Supplemental
 Data:
Net Assets, End Of
 Year (000's)            $134,064      $109,852     $55,739       $100,943     $19,387
Ratio Of Operating
 Expenses To Average
 Net Assets                0.29  %       0.45  %     0.45  %        0.45  %     0.45  %+
Ratio Of Net
 Investment Income
 To Average Net
 Assets                    4.96  %       2.83  %     3.15  %        4.61  %     7.04  %+
Ratio Of Operating
 Expenses To Average
 Net Assets Without
 Waivers                   0.52  %       0.56  %     0.59  %        0.74  %     0.79  %+



 * Nations Cash Reserves Capital Class Shares commenced operations on October 10, 1990.
** The effect of interest expense on the operating expense ratio was less than 0.01%.

 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

FOR A CAPITAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Money Market Reserves*



                                      PERIOD              YEAR
                                      ENDED               ENDED
                                    05/15/98**          11/30/97(a)
Net asset value, beginning of
 period                              $ 1.0000             $ 0.9999
Income from investment
 operations:
Net investment income                 0.0252               0.0545
Net realized gain (loss)                  --                   --
Total income from investment
 operations                           0.0252               0.0545
Less dividends and distributions
Dividends from net investment
 income                              (0.0252)             (0.0545)
Distributions from net realized
 gains on securities                      --                   --
Total dividends and
 distributions                       (0.0252)             (0.0545)
Increase due to voluntary capital
 contribution from Sub-Adviser            --                   --
Net change in net asset value             --                   --
Net asset value, end of period       $ 1.0000             $ 0.9999
Total return                          2.55   %(b)          5.58   %
Ratios/supplemental data:
Net assets, end of period in
 (000's)                             $118,880             $177,908
Ratio of expenses to average net
 assets                               0.20   %(c)          0.20   %
Ratio of net investment income
 to average net assets                5.54   %(c)          5.45   %
Ratio of expenses to average net
 assets***                            0.27   %(c)          0.28   %
Ratio of net investment income
 to average net assets***             5.47   %(c)          5.37   %



                                        YEAR          YEAR            YEAR            YEAR
                                       ENDED          ENDED          ENDED           ENDED
                                     11/30/96       11/30/95       11/30/94         11/30/93
Net asset value, beginning of
 period                              $ 0.9999       $ 0.9999       $ 1.0000        $ 1.0017
Income from investment
 operations:
Net investment income                 0.0516         0.0561         0.0377          0.0304
Net realized gain (loss)                  --             --        (0.0038)         0.0005****
Total income from investment
 operations                           0.0516         0.0561         0.0339          0.0309
Less dividends and distributions
Dividends from net investment
 income                              (0.0516)       (0.0561)       (0.0377)        (0.0304)
Distributions from net realized
 gains on securities                      --             --             --         (0.0022)
Total dividends and
 distributions                       (0.0516)       (0.0561)       (0.0377)        (0.0326)
Increase due to voluntary capital
 contribution from Sub-Adviser            --             --         0.0037              --
Net change in net asset value             --             --        (0.0001)        (0.0017)
Net asset value, end of period       $ 0.9999       $ 0.9999       $ 0.9999        $ 1.0000
Total return                          5.29   %       5.76   %       3.83   %        3.31   %
Ratios/supplemental data:
Net assets, end of period in
 (000's)                             $133,044       $131,089       $131,758        $111,769
Ratio of expenses to average net
 assets                               0.35   %       0.40   %       0.40   %        0.40   %
Ratio of net investment income
 to average net assets                5.16   %       5.60   %       3.80   %        3.03   %
Ratio of expenses to average net
 assets***                            0.35   %       0.46   %       0.44   %        0.44   %
Ratio of net investment income
 to average net assets***             5.16   %       5.54   %       3.76   %        3.00   %



   * Capital Class Shares of Nations Money Market Reserves were formerly shares of Emerald Prime Advantage Institutional Fund, a predecessor portfolio.
  ** For the period from December 1, 1997 through May 15, 1998.
 *** During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
**** Net realized gain per share is the direct result of a decrease in outstanding shares between 11/30/92 and the date of the gain distribution.

 (a) Effective December 1, 1996, Rodney Square Management Corporation no longer serves as Sub-Adviser to the Fund.
 (b) Not annualized.
 (c) Annualized.

FOR A CAPITAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Treasury Reserves



                                YEAR          YEAR          YEAR          YEAR
                               ENDED         ENDED         ENDED         ENDED
                              04/30/98      04/30/97      04/30/96      04/30/95
Net Asset Value, Beginning
 Of Year                       $  1.00       $  1.00       $  1.00       $  1.00
Income From Investment
 Operations:
Net Investment Income            0.0541        0.0519        0.0556        0.0480
Net Realized Gain On
 Investments                        --            --            --            --
Total From Investment
 Operations                      0.0541        0.0519        0.0556        0.0480
Less Distributions:
Dividends From Net
 Investment Income             (0.0541)      (0.0519)      (0.0556)      (0.0480)
Distributions From Net
 Realized Gains                     --            --            --            --
Total Distributions            (0.0541)      (0.0519)      (0.0556)      (0.0480)
Net Asset Value, End Of
 Year                          $  1.00       $  1.00       $  1.00       $  1.00
Total Return++                   5.55  %       5.30  %       5.71  %       4.91  %
Ratios To Average Net
 Assets/Supplemental
 Data:
Net Assets, End Of Year
 (000's)                       $246,058      $468,975      $304,342      $251,694
Ratio Of Operating
 Expenses To Average Net
 Assets                          0.20  %       0.20  %       0.20  %       0.20  %
Ratio Of Net Investment
 Income To Average Net
 Assets                          5.41  %       5.20  %       5.50  %       4.79  %
Ratio Of Operating
 Expenses To Average Net
 Assets Without Waivers          0.45  %       0.46  %       0.51  %       0.50  %



                                 YEAR          YEAR          YEAR         PERIOD
                                ENDED         ENDED         ENDED         ENDED
                               04/30/94      04/30/93     04/30/92      04/30/91*
Net Asset Value, Beginning
 Of Year                       $  1.00       $  1.00      $ 1.00       $ 1.00
Income From Investment
 Operations:
Net Investment Income            0.0298        0.0323      0.0481       0.0176
Net Realized Gain On
 Investments                        --         0.0001      0.0003          --
Total From Investment
 Operations                      0.0298        0.0324      0.0484       0.0176
Less Distributions:
Dividends From Net
 Investment Income             (0.0298)      (0.0323)     (0.0481)     (0.0176)
Distributions From Net
 Realized Gains                     --       (0.0001)     (0.0003)         --
Total Distributions            (0.0298)      (0.0324)     (0.0484)     (0.0176)
Net Asset Value, End Of
 Year                          $  1.00       $  1.00      $ 1.00       $ 1.00
Total Return++                   3.02  %       3.29  %     4.92  %      5.89  %+
Ratios To Average Net
 Assets/Supplemental
 Data:
Net Assets, End Of Year
 (000's)                       $338,504      $418,644     $19,587      $ 4,519
Ratio Of Operating
 Expenses To Average Net
 Assets                          0.20  %       0.20  %     0.26  %      0.45  %+
Ratio Of Net Investment
 Income To Average Net
 Assets                          2.99  %       2.99  %     4.39  %      5.85  %+
Ratio Of Operating
 Expenses To Average Net
 Assets Without Waivers          0.52  %       0.72  %     1.06  %      0.94  %+



 * Nations Treasury Reserves Capital Class Shares commenced operations on January 11, 1991.

 + Annualized.
++ Total return represents aggregate total return for the periods indicated.

FOR A CAPITAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Government Reserves





                            YEAR          YEAR             YEAR
                            ENDED         ENDED            ENDED
                           04/30/98      04/30/97        04/30/96
Net Asset Value,
 Beginning Of Year          $  1.00      $ 1.00              $ 1.00
Income From
 Investment
 Operations:
Net Investment Income         0.0543      0.0520              0.0556
Net Realized Gain On
 Investments                     --          --                  --
Total From Investment
 Operations                   0.0543      0.0520              0.0556
Less Distributions:
Dividends From Net
 Investment Income          (0.0543)     (0.0520)            (0.0556)
Distributions From Net
 Realized Gains                  --          --                  --
Total Distributions         (0.0543)     (0.0520)            (0.0556)
Net Asset Value, End Of
 Year                       $  1.00      $ 1.00              $ 1.00
Total Return++                5.57  %     5.33  %             5.71  %
Ratios To Average Net
 Assets/Supplemental
 Data:
Net Assets, End Of Year
 (000's)                    $190,607     $125,377            $58,121
Ratio Of Operating
 Expenses To Average
 Net Assets                   0.20  %     0.20  %(a)          0.20  %
Ratio Of Net
 Investment Income
 To Average Net
 Assets                       5.43  %     5.22  %             5.48  %
Ratio Of Operating
 Expenses To Average
 Net Assets Without
 Waivers                      0.45  %     0.49  %(a)          0.53  %



                            YEAR          YEAR        YEAR          YEAR         PERIOD
                            ENDED        ENDED        ENDED        ENDED         ENDED
                          04/30/95     04/30/94     04/30/93     04/30/92      04/30/91*
Net Asset Value,
 Beginning Of Year         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income From
 Investment
 Operations:
Net Investment Income       0.0463       0.0278       0.0312       0.0343       0.0168
Net Realized Gain On
 Investments                   --           --           --        0.0023          --
Total From Investment
 Operations                 0.0463       0.0278       0.0312       0.0366       0.0168
Less Distributions:
Dividends From Net
 Investment Income         (0.0463)     (0.0278)     (0.0312)     (0.0343)     (0.0168)
Distributions From Net
 Realized Gains                --           --           --       (0.0023)         --
Total Distributions        (0.0463)     (0.0278)     (0.0312)     (0.0366)     (0.0168)
Net Asset Value, End Of
 Year                      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Total Return++              4.72  %      2.82  %      3.15  %      3.71  %      5.57  %+
Ratios To Average Net
 Assets/Supplemental
 Data:
Net Assets, End Of Year
 (000's)                   $     2      $10,819      $ 7,396      $ 1,800      $   295
Ratio Of Operating
 Expenses To Average
 Net Assets                 0.32  %      0.45  %      0.45  %      0.45  %      0.45  %+
Ratio Of Net
 Investment Income
 To Average Net
 Assets                     4.35  %      2.78  %      3.07  %      4.24  %      5.89  %+
Ratio Of Operating
 Expenses To Average
 Net Assets Without
 Waivers                    0.54  %      0.51  %      0.64  %      0.76  %      0.80  %+


  * Nations Government Reserves Capital Class Shares commenced operations on January 17, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expenses ratio, with and without waivers was less than 0.01%.

FOR A CAPITAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Municipal Reserves



                            YEAR          YEAR         YEAR         YEAR
                            ENDED         ENDED        ENDED        ENDED
                          04/30/98      04/30/97     04/30/96     04/30/95
Net Asset Value,
 Beginning Of Year         $ 1.00         $ 1.00       $ 1.00       $ 1.00
Net Investment Income       0.0353         0.0337       0.0362       0.0313
Dividends From Net
 Investment Income         (0.0353)       (0.0337)     (0.0362)     (0.0313)
Net Asset Value, End Of
 Year                      $ 1.00         $ 1.00       $ 1.00       $ 1.00
Total Return++              3.61  %        3.44  %      3.70  %      3.19  %
Ratios To Average Net
 Assets/Supplemental
 Data:
Net Assets, End Of Year
 (000's)                   $74,251        $59,701      $48,482      $32,353
Ratio Of Operating
 Expenses To Average
 Net Assets                  0.20%**       0.20  %      0.20  %      0.23  %
Ratio Of Net
 Investment Income
 To Average Net
 Assets                     3.53  %        3.38  %      3.61  %      3.36  %
Ratio Of Operating
 Expenses To Average
 Net Assets Without
 Waivers And/Or
 Expenses Reimbursed        0.48  %        0.52  %      0.58  %      0.59  %



                            YEAR         YEAR         YEAR          PERIOD
                            ENDED        ENDED        ENDED         ENDED
                          04/30/94     04/30/93     04/30/92      04/30/91*
Net Asset Value,
 Beginning Of Year         $ 1.00       $ 1.00       $ 1.00       $ 1.00
Net Investment Income       0.0198       0.0231       0.0356       0.0245
Dividends From Net
 Investment Income         (0.0198)     (0.0231)     (0.0356)     (0.0245)
Net Asset Value, End Of
 Year                      $ 1.00       $ 1.00       $ 1.00       $ 1.00
Total Return++              2.00  %      2.34  %      3.62  %      4.62  %+
Ratios To Average Net
 Assets/Supplemental
 Data:
Net Assets, End Of Year
 (000's)                   $35,698      $26,145      $18,150      $ 5,064
Ratio Of Operating
 Expenses To Average
 Net Assets                 0.45  %      0.45  %      0.45  %      0.45  %+
Ratio Of Net
 Investment Income
 To Average Net
 Assets                     1.98  %      2.27  %      3.38  %      4.70  %+
Ratio Of Operating
 Expenses To Average
 Net Assets Without
 Waivers And/Or
 Expenses Reimbursed        0.58  %      0.66  %      0.89  %      0.99  %+



 * Nations Municipal Reserves Capital Class Shares commenced operations on October 23, 1990.
** The effect of interest expense on the operating expense ratio was 0.02%.

 + Annualized.
++ Total return represents aggregate total return for the periods indicated.



  Appendix A  --  Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.

Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.


Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Cash Reserves and Nations Money Market Reserves generally limit investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


Nations Cash Reserves and Nations Money Market Reserves may invest up to 100% of their assets in obligations issued by banks. Nations Cash Reserves and Nations Money Market Reserves may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BONY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.



Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/ dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Municipal Reserves) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.



At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.



Currently, Nations Treasury Reserves has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.


Commercial Instruments: Commercial instru- ments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Cash Reserves and Nations Money Market Reserves will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.



Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


Foreign Securities: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.



A Fund will only purchase GICs from issuers that, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Cash Reserves and Nations Money Market Reserves may be subject to this limitation.


If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.


Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.



The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.




Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality", a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liq-uidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.



Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.



A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.



A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees. Nations Municipal Reserves may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the unique risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Short-Term Trust Obligations: Nations Cash Reserves and Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle a Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by a Fund must satisfy the quality and maturity requirements generally applicable to the Funds pursuant to Rule 2a-7 under the 1940 Act.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.


The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued, Delayed Delivery And Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

  Appendix B  --  Description Of Ratings



The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.


       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.


       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.


The following summarizes the highest three ratings used by Fitch for bonds:

       AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


       AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.


       A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:


       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

       SP-2 -- Satisfactory capacity to pay principal and interest.


The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


The following summarizes the two highest rating categories used by Fitch for short-term obligations:



       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.



Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


D&P uses the short-term debt ratings described above for commercial paper.


Fitch uses the short-term debt ratings described above for commercial paper.


BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.


BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:


       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.


       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.



       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-- term ratings specifically assess the likelihood of an untimely payment of principal or interest.

       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                      (This Page Left Blank Intentionally)

Prospectus

Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Adviser Class Shares of the following diversified money market funds (each, a "Fund" and collectively the "Funds"):
NATIONS CASH RESERVES, NATIONS MONEY MARKET RESERVES, NATIONS TREASURY RESERVES, NATIONS GOVERNMENT RESERVES AND NATIONS MUNICIPAL RESERVES.


The Trust's Adviser Class Shares are offered to institutional investors that meet the $100,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF EACH FUND TO USE ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Adviser Class Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Trust is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by writing or calling the Trust at the address or telephone number shown below. The SAI for the Trust, dated September 1, 1998 is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require. For additional information, see "How The Funds Are Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Cash
       Reserves

Nations Money
       Market Reserves

Nations Treasury Reserves
Nations Government Reserves

Nations Municipal Reserves


Adviser Class Shares
September 1, 1998


For Fund information call:
1-800-626-2275



Nations Institutional Reserves
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

NATIONS
  FUNDS




ADVISER 9/98

                                                              Table Of Contents

About The
Funds


                          Prospectus Summary                                  3
                          -----------------------------------------------------

                          Expenses Summary                                    4
                          -----------------------------------------------------

                          Objectives                                          6

                          -----------------------------------------------------


                          How Objectives Are Pursued                          6

                          -----------------------------------------------------


                          General Investment Policies                         9

                          -----------------------------------------------------


                          How Performance Is Shown                           11

                          -----------------------------------------------------


                          How The Funds Are Managed                          11

                          -----------------------------------------------------


                          Organization And History                           14

                          -----------------------------------------------------


                          How To Buy Shares                                  15

                          -----------------------------------------------------

About Your
Investment

                          How To Redeem Shares                               16

                          -----------------------------------------------------

                          How To Exchange Shares                             17
                          -----------------------------------------------------


                          Shareholder Servicing Plan                         17

                          -----------------------------------------------------


                          How The Funds Value Their Shares                   18

                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;


                          Tax Information                                    18

                          -----------------------------------------------------


                          Financial Highlights                               19

                          -----------------------------------------------------


                          Appendix A -- Portfolio Securities                 24

                          -----------------------------------------------------


                          Appendix B -- Description Of Ratings               31

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds


  Prospectus Summary

o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

  o Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


  o Nations Money Market Reserves' investment objective is to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.


  o Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

  o Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


  o Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. For a discussion of these and other factors, see "How Objectives Are Pursued -- Restraints on Investments by Money Market Funds" and "Appendix A."


o MINIMUM PURCHASE: The minimum initial investment in Adviser Class Shares is $100,000.

     Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize operating expenses for Adviser Class Shares of the Funds. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.



Annual Operating Expenses
(as a percentage of average net assets)



                                                      Nations
                                           Nations     Money      Nations     Nations      Nations
                                            Cash      Market     Treasury   Government   Municipal
                                          Reserves   Reserves    Reserves    Reserves    Reserves
Advisory Fees (After Fee Waivers)          .15%        .12%       .14%        .14%         .14%
Rule 12b-1 Fees (Shareholder Servicing
 Fees)                                     .25%        .25%       .25%        .25%         .25%
Other Expenses (After Fee Waivers and
 Expense Reimbursements)                   .05%        .08%       .06%        .06%         .06%
Total Operating Expenses (After Fee
 Waivers and Expense
 Reimbursements)                           .45%        .45%       .45%        .45%         .45%


Examples: An investor would pay the following expenses on a $1,000 investment in Adviser Class Shares of the indicated Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.




                                   1 Year   3 Years     5 Years   10 Years
Nations Cash Reserves               $5        $14        $25        $57
Nations Money Market Reserves       $5        $14        $25        $57
Nations Treasury Reserves           $5        $14        $25        $57
Nations Government Reserves         $5        $14        $25        $57
Nations Municipal Reserves          $5        $14        $25        $57



The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in Adviser Class Shares will bear either directly or indirectly. Except for Nations Money Market Reserves, whose expenses are based on estimates, the figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Adviser Class Shares. The Trust also offers the Capital Class, Liquidity Class and Market Class Shares of the Funds. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed."

Absent fee waivers and expense reimbursements, "Advisory Fees," "Other Expenses" and "Total Operating Expenses" for Advisor Class Shares of the indicated Fund would be as follows: Nations Cash Reserves -- .30%, .14% and
 .69%, respectively; Nations Money Market Reserves -- .30%, .19% and .74%, respectively; Nations Treasury Reserves -- .30%, .15% and .70%, respectively; Nations Government Reserves -- .30%, .15% and .70%, respectively; and Nations Municipal Reserves -- .30%, .18% and .73%, respectively.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

     Objectives


Each Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.

Nations Cash Reserves: Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Money Market Reserves: Nations Money Market Reserves' investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.

Nations Treasury Reserves: Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


Nations Government Reserves: Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.



Nations Municipal Reserves: Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.


Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.


  How Objectives Are Pursued



Nations Cash Reserves


In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; (v) instruments eligible for acquisition by Nations Government Reserves (see below); and (vi) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

The Fund reserves the right to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash.


Nations Cash Reserves is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Money Market Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. Government Obligations, repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."


This Fund is rated by a nationally recognized statistical rating organization (an "NRSRO") in the highest rating category for money market mutual funds. To maintain this rating the Fund must invest strictly in Prime-1 rated issues.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."


Nations Treasury Reserves


In pursuing its investment objective, the Fund will invest in direct obligations issued by the U.S. Treasury, STRIPS, and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, and may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Fund must meet criteria established by Standard & Poor's Corporation ("S&P")(1).

Nations Treasury Reserves is listed on the National Association of Insurance Commissioners' Approved List of Exempt Money Market Funds.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."



Nations Government Reserves

In pursuing its investment objective, the Fund will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in U.S. Government Obligations and repurchase agreements and reverse repurchase agreements secured by such obligations.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Municipal Reserves

In pursuing its investment objective, the Fund will invest in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). At least 80% of the Fund's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.


The Fund invests in Municipal Securities that are determined to present minimal credit risks and, that at the time of purchase, are considered to be of "high quality" -- E.G., having a long-term rating of "A" or higher from Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), S&P, Thomson BankWatch, Inc. ("BankWatch") or Moody's Investors Services, Inc. ("Moody's") in the case of certain bonds which are lacking a short-term rating from the requisite number of NRSROs; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, and BankWatch are each an NRSRO. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."

The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the SAI.

The Adviser has discretion to invest up to 20% of the Fund's assets in taxable money market instruments (consisting of U.S. Government Obligations and repurchase agreements) and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. However, the Fund generally intends to be fully invested in Federally tax-exempt securities.


The Fund may hold cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain


---------------------

(1) "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


  General Investment Policies



For a description of the Funds' permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

Each Fund except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.



Restraints on Investments by Money Market Funds: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally (except for Nations Municipal Reserves), no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.



The Funds may not:


1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's assets. Securities purchased by Nations Money Market Reserves that are subject to certain unconditional demand features are subject to different diversification requirements as described in the SAI.


2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in U.S. Government Obligations; (b) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments; and (c) with certain limited exceptions with respect to Nations Money Market Reserves.


3. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and (c) each Fund except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.


4. Nations Money Market Reserves may not borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.



The foregoing percentages will apply at the time of the purchase of a security.



The investment objective and certain investment policies of each Fund are fundamental policies of each Fund. It is also a fundamental policy of each Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Funds will be able to maintain a constant net asset value of $1.00 per share.



Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

     How Performance Is Shown


From time to time the Funds may advertise the "yield" and "effective yield" of a class of shares and Nations Municipal Reserves may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares of a Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a class of shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The "tax-equivalent yield" of each class of shares of Nations Municipal Reserves shows the level of taxable yield which, after payment of Federal income tax in respect of such yield, equals the class's yield. The tax-equivalent yield of a class of shares will always be higher than its yield.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.


Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield.


In addition to Adviser Class Shares, the Funds offer Liquidity Class, Capital Class and Market Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


  How The Funds Are Managed



The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.



The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Funds that the merger will not reduce the level or quality of advisory and other services provided to the Funds.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Funds, if the Adviser believes the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .30% of the average daily net assets of each Fund.


For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of each Fund.



NBAI, TradeStreet and the administrator and the co-administrator of the Funds have voluntarily agreed to waive their fees (and reimburse the Funds for certain expenses) in order to limit the total annualized operating expenses of the Adviser Class Shares (exclusive of Rule 12b-1 fees) of the Funds (as a percentage of average daily net assets) to .20%.


NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.



For the fiscal year ended April 30, 1998, after waivers, the Funds paid NBAI under the advisory agreement, advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .15%; Nations Treasury Reserves -- .14%; Nations Government Reserves -- .14%; and Nations Municipal Reserves -- .12%.


For the fiscal year ended April 30, 1998, after waivers, NBAI paid TradeStreet under the sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .033%; Nations Treasury Reserves -- .033%; Nations Government Reserves -- .033%; and Nations Municipal Reserves -- .033%.


For the fiscal period from December 1, 1997 to May 15, 1998, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, fees at the rate of .10% of the Nations Money Market Reserves' average daily net assets (formerly called the Emerald Prime Advantage Institutional Fund.)


The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves and Nations Government Reserves.

The Tax-Exempt Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Reserves.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to a co-administration agreement. Under the co-administration agreement, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.


For the fiscal year ended April 30, 1998, after waivers, the Funds paid their administrators combined fees, at the indicated rate of the following Funds' average daily net assets: Nations Cash Reserves -- .01%; Nations Treasury Reserves -- .01%; Nations Government Reserves -- .01%; and Nations Municipal Reserves -- .01%.



Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. No compensation is paid to Stephens for distribution services for the Adviser Class Shares.



The Adviser may also pay out of its own assets amounts to Stephens and other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation, including trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


The Bank of New York ("BNY" or the "Custodian") located at 90 Washington Street, New York, New York 10286, provides custodial services for the assets of all Nations Funds.In return for providing custodial services to the Nations Funds Family, the BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess including all Nations Funds' money market funds.

First Data serves as transfer agent (the "Transfer Agent") for the Funds' Adviser Class Shares.

PricewaterhouseCoopers LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' Trustees and directors); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Adviser Class Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.

  Organization And History




The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Institutional Reserves: Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Fund is a series of the Trust. Except for differences between classes of a Fund pertaining to distribution and shareholder servicing arrangements, each share of each Fund represents an equal proportionate interest in that Fund. This Prospectus relates only to the Adviser Class Shares of the following Funds of Nations Institutional Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.

In addition to Adviser Class Shares, the Funds also offer Capital Class, Liquidity Class and Market Class Shares. Capital Class Shares, which do not bear distribution or shareholder servicing fees, are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $1,000,000 minimum initial investment requirement. Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to NationsBank and its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. Liquidity Class Shares of the Funds bear aggregate distribution and shareholder servicing fees of up to .85% of the class's average daily net assets. Market Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for which they act in fiduciary, agency or custodial capacity and which meet the $250,000 minimum initial investment for such shares. Market Class Shares bear aggregate distribution and shareholder servicing fees of up to .45% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in a Fund. Information regarding Capital Class, Liquidity Class and Market Class Shares of the Funds is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


As of September 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.



The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


  How To Buy Shares




Adviser Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Adviser Class Shares is $100,000.

The Funds reserve the right in their discretion, to make Adviser Class Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens, the Transfer Agent or their respective agents. A purchase order must be received by Stephens, the Transfer Agent or their respective agents by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled.

The purchase price is the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent or their respective agents. The agents are responsible for transmitting orders for purchases of Adviser Class Shares by their customers and delivering required funds on a timely basis. Stephens is also responsible for transmitting orders it receives to Nations Funds.

Telephone Transactions: Shareholders may effect purchases, redemptions and exchanges by telephone.

See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

  How To Redeem Shares




Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by Stephens, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens, the Transfer Agent or their respective agents. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a taxable capital gain or loss for Federal income tax purposes.


The Trust may redeem an investor's account upon 30 days' written notice if the balance in the investors' account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Trust also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Adviser Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

     How To Exchange Shares

The exchange feature enables a shareholder of Adviser Class Shares of a Fund to acquire Adviser Class Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Adviser Class Shares for Adviser Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. For Federal income tax purposes, an exchange will be treated in the same manner as a redemption of shares.


The Adviser Class Shares exchanged must have a current value of at least $100,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

  Shareholder Servicing Plan



The Trustees have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to Adviser Class Shares of the Funds. Pursuant to the Servicing Plan, the Trust, on behalf of each Fund, may enter into shareholder servicing agreements ("Servicing Agreements") with banks, broker/dealers and other financial institutions, including certain affiliates of NationsBank ("Servicing Agents" also referred to as "Agents"). Under the Servicing Agreements, the Servicing Agents will provide various shareholder support services to their customers that are the owners of Adviser Class Shares ("Customers"), including general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from the Funds on behalf of Customers; providing sales information periodically to customers showing their position in Adviser Class Shares; arranging for bank wires; and providing such other similar services as may reasonably be requested.
The Servicing Plan authorizes the Trust to pay the Servicing Agents a fee, calculated daily and paid monthly, at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed .25% of the average daily net asset value of the Funds' Adviser Class Shares. The Servicing Plan also provides that, to the extent any portion of the fees payable under the Servicing Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid under the Servicing Plan. Accordingly, the Servicing Plan was approved and will be operated pursuant to Rule 12b-1 under the 1940 Act.

The Trust understands that Servicing Agents may charge fees to their Customers who are the owners of Adviser Class Shares for additional services provided in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by Servicing Agents under their Servicing Agreements with the Trust. The Servicing Agreements require Servicing Agents to disclose to their Customers any compensation payable to the Servicing Agents by the Trust and any other compensation payable by Customers in connection with the investment of their assets in Adviser Class Shares. Customers should read this Prospectus in light of the terms governing their accounts with their Servicing Agents.


Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

  How The Funds Value Their Shares




The net asset value of a share of each class is calculated by dividing the total value of its respective assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.



The assets of each Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.

     How Dividends And Distributions Are Made; Tax Information




Dividends and Distributions: The net income of each Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on the day of declaration. Dividends are paid by each Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.


The amount of dividends payable on Capital Class Shares will be more than the dividends payable on Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

Tax Information: Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its net investment income each taxable year. Except as provided below, distributions from a Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net capital gains are designated as capital gain distributions and will be taxable to the Fund's shareholders as long-term capital gains.

Noncorporate shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether a Fund's shareholder takes such distributions in cash or has them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by January 31, of the following year will be taxable as if they were paid by December 31.

Interest on U.S. Government Obligations is exempt from state individual income taxes when such obligations are held directly. To the extent distributions of a Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state individual income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state individual income taxation. Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from a Fund is exempt from income tax in their particular states.

Dividends distributed from Nations Municipal Reserves' net investment income attributable to its tax-exempt securities will not be subject to Federal income tax in the hands of its shareholders. However, such distributions may be subject to the Federal alternative minimum tax, and, to the extent that Nations Municipal Reserves earns taxable income or realizes capital gains, distributions to shareholders from such sources will be subject to Federal income tax. See "Taxes -- Additional Considerations for Nations Municipal Reserves" in the SAI. Distributions of net investment income by Nations Municipal Reserves may be subject to state and local income taxes, even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations, which, if realized directly by shareholders, would be exempt from such income taxes.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may be subject to backup withholding taxes. See "Taxes -- Backup Withholding" in the SAI.

The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.

  Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Institutional Reserves. PricewaterhouseCoopers LLP is the independent accountant to Nations Institutional Reserves. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of Nations Institutional Reserves accompany the financial statements and are incorporated by reference in the SAI, which is available upon request. As of the date of this Prospectus, no Adviser Class Shares of Nations Money Market Reserves have been sold. As a result, certain financial information is not available and thus not included in this Prospectus. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.

FOR AN ADVISER CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Cash Reserves



                                                          YEAR         YEAR           YEAR         PERIOD
                                                         ENDED         ENDED         ENDED         ENDED
                                                       04/30/98       04/30/97      04/30/96      04/30/95*
Net asset value, beginning of period                    $  1.00        $  1.00       $  1.00      $  1.00
Net investment income                                    0.0529         0.0506        0.0545       0.0316
Dividends from net investment income                    (0.0529)       (0.0506)      (0.0545)     (0.0316)
Net asset value, end of period                          $  1.00        $  1.00       $  1.00      $  1.00
Total Return++                                             5.43%          5.19%         5.58%        3.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $672,417       $247,551      $397,809     $ 47,682
Ratio of operating expenses to average net assets          0.45%**        0.45%         0.45%        0.54%+
Ratio of net investment income to average net assets       5.29%          5.07%         5.28%        4.71%+
Ratio of operating expenses to average net assets
 without waivers                                           0.69%          0.70%         0.76%        0.77%+



 * Nations Cash Reserves Adviser Class Shares commenced operations on September 22, 1994.
** The effect of interest expense on the operating expense ratio was less than
   0.01%.
 + Annualized.
++ Total return represents aggregate total return for the period indicated.

FOR AN ADVISER CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Treasury Reserves



                                                          YEAR         YEAR           YEAR         PERIOD
                                                        ENDED         ENDED         ENDED          ENDED
                                                       04/30/98      04/30/97      04/30/96      04/30/95*
Net asset value, beginning of period                    $   1.00       $  1.00       $  1.00      $  1.00
Net investment income                                     0.0516        0.0494        0.0531       0.0308
Dividends from net investment income                     (0.0516)      (0.0494)      (0.0531)     (0.0308)
Net asset value, end of period                          $   1.00       $  1.00       $  1.00      $  1.00
Total Return++                                              5.28%         5.06%         5.45%        3.11%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                    $222,760      $154,256      $175,691      $55,762
Ratio of operating expenses to average net assets           0.45%         0.45%         0.45%        0.45%+
Ratio of net investment income to average net assets        5.16%         4.95%         5.25%        4.54%+
Ratio of operating expenses to average net assets
 without waivers                                            0.70%         0.71%         0.76%        0.75%+



 * Nations Treasury Reserves Adviser Class Shares commenced operations on September 22, 1994.
 + Annualized.
++ Total return represents aggregate total return for the period indicated.

FOR AN ADVISER CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Government Reserves



                                                          YEAR         YEAR              YEAR         PERIOD
                                                         ENDED        ENDED              ENDED         ENDED
                                                       04/30/98      04/30/97           04/30/96     04/30/95*
Net asset value, beginning of period                   $  1.00        $ 1.00              $  1.00      $  1.00
Net investment income                                   0.0518        0.0495               0.0527       0.0299
Dividends from net investment income                   (0.0518)      (0.0495)             (0.0527)     (0.0299)
Net asset value, end of period                         $  1.00        $ 1.00              $  1.00      $  1.00
Total Return++                                            5.30%         5.07%                5.39%        3.04%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $70,164       $24,845             $108,168     $99,246
Ratio of operating expenses to average net assets         0.45%         0.45%(a)             0.45%       0.57%+
Ratio of net investment income to average net assets      5.18%         4.97%                5.23%       4.10%+
Ratio of operating expenses to average net assets
 without waivers                                          0.70%         0.74%(a)             0.78%       0.79%+



  * Nations Government Reserves Adviser Class Shares commenced operations on September 22, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers, was less than 0.01%.

FOR AN ADVISER CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Municipal Reserves



                                                          YEAR         YEAR          YEAR         PERIOD
                                                         ENDED         ENDED        ENDED         ENDED
                                                       04/30/98      04/30/97     04/30/96      04/30/95*
Net asset value, beginning of period                    $  1.00        $ 1.00       $ 1.00       $ 1.00
Net investment income                                    0.0332        0.0313       0.0337       0.0199
Dividends from net investment income                    (0.0332)      (0.0313)     (0.0337)     (0.0199)
Net asset value, end of period                          $  1.00        $ 1.00       $ 1.00       $ 1.00
Total Return++                                             3.34%         3.19%        3.43%        2.02%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                    $29,936       $ 7,296      $55,511      $64,123
Ratio of operating expenses to average net assets          0.45%**       0.45%        0.45%        0.48%+
Ratio of net investment income to average net assets       3.28%         3.13%        3.36%        3.11%+
Ratio of operating expenses to average net assets
 without waivers and/or expenses reimbursed                0.73%         0.77%        0.83%        0.84%+



 * Nations Municipal Reserves Adviser Class Shares commenced operations on September 22, 1994.
** The effect of interest expense on the operating expense ratio was 0.02%.
 + Annualized.
++ Total return represents aggregate total return for the period indicated.

     Appendix A  --  Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.


Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.


Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Cash Reserves and Nations Money Market Reserves generally limit investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


Nations Cash Reserves and Nations Money Market Reserves may invest up to 100% of their assets in obligations issued by banks. Nations Cash Reserves and Nations Money Market Reserves may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BNY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.



Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Municipal Reserves) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.



At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Currently, Nations Treasury Reserves has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.


Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Cash Reserves and Nations Money Market Reserves will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) comparable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


Foreign Securities: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.



A Fund will only purchase GICs from issuers that, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Cash Reserves and Nations Money Market Reserves may be subject to this limitation.



If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.


Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.



The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.



Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.



A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees. Nations Municipal Reserves may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Funds's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the unique risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.


Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Short-Term Trust Obligations: Nations Cash Reserves and Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle a Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by a Fund must satisfy the quality and maturity requirements generally applicable to the Funds pursuant to Rule 2a-7 under the 1940 Act.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.


The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


Variable- and Floating-Rate Instruments: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued, Delayed Delivery And Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

     Appendix B  --  Description Of Ratings


The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

       AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


       AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.


       A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

       SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:


       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.



Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to varia-tion. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.


       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.



       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Prospectus

Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Liquidity Class Shares of the following diversified money market funds (each, a "Fund" and collectively the "Funds"):
NATIONS CASH RESERVES, NATIONS MONEY MARKET RESERVES, NATIONS TREASURY RESERVES, NATIONS GOVERNMENT RESERVES AND NATIONS MUNICIPAL RESERVES.


The Trust's Liquidity Class Shares are offered to institutional investors that meet the $500,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.

IT IS A FUNDAMENTAL POLICY OF EACH FUND TO USE ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Liquidity Class Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Trust is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by writing or calling the Trust at the address or telephone number shown below. The SAI for the Trust dated September 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require. For additional information, see "How The Funds Are Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Nations Cash Reserves
Nations Money Market Reserves

Nations Treasury Reserves
Nations Government Reserves

Nations Municipal Reserves


Liquidity Class Shares
September 1, 1998


For Fund information call:
1-800-626-2275



Nations Institutional Reserves
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

[LOGO]


LIQUIDITY 9/98

                                Table Of Contents

About The Funds

                          Prospectus Summary                                  3

                          -----------------------------------------------------

                          Expenses Summary                                    4

                          -----------------------------------------------------

                          Objectives                                          5

                          -----------------------------------------------------

                          How Objectives Are Pursued                          6

                          -----------------------------------------------------

                          General Investment Policies                         8

                          -----------------------------------------------------

                          How Performance Is Shown                           10

                          -----------------------------------------------------

                          How The Funds Are Managed                          11

                          -----------------------------------------------------

                          Organization And History                           14

                          -----------------------------------------------------

                          How To Buy Shares                                  15

                          -----------------------------------------------------

About Your Investment

                          How To Redeem Shares                               16

                          -----------------------------------------------------

                          How To Exchange Shares                             16

                          -----------------------------------------------------

                          Distribution And Shareholder Servicing Plans       17

                          -----------------------------------------------------

                          How The Funds Value Their Shares                   18

                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;

                          Tax Information                                    18

                          -----------------------------------------------------

                          Financial Highlights                               19

                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 24

                          -----------------------------------------------------

                          Appendix B -- Description Of Ratings               31

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

  Prospectus Summary

o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

 o Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


 o Nations Money Market Reserves' investment objective is to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.


 o Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

 o Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


 o Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. For a discussion of these and other factors, see "How Objectives Are Pursued -- Restraints on Investments by Money Market Funds" and "Appendix A."


o MINIMUM PURCHASE: The minimum initial investment in Liquidity Class Shares is $500,000.

     Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize operating expenses for the Liquidity Class Shares of the Funds. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.



Annual Operating Expenses
(as a percentage of average net assets)



                                                         Nations
                                                          Money      Nations     Nations     Nations
                                            Nations      Market     Treasury   Government   Municipal
                                        Cash Reserves   Reserves    Reserves    Reserves    Reserves
Advisory Fees (After Fee Waivers)            .15%         .12%       .14%        .14%         .14%
Rule 12b-1 Fees (After Fee Waivers)          .00%         .00%       .00%        .00%         .00%
Shareholder Servicing Fees (After
 Fee Waivers)                                .15%         .15%       .15%        .15%         .15%
Other Expenses (After Fee Waivers and
 Expense Reimbursements)                     .05%         .08%       .06%        .06%         .06%
Total Operating Expenses (After Fee
 Waivers and Expense Reimbursements)         .35%         .35%       .35%        .35%         .35%



Examples: You would pay the following expenses on a $1,000 investment in the Liquidity Class Shares of the indicated Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.





                                   1 Year   3 Years     5 Years   10 Years
Nations Cash Reserves               $4        $11        $20        $44
Nations Money Market Reserves       $4        $11        $20        $44
Nations Treasury Reserves           $4        $11        $20        $44
Nations Government Reserves         $4        $11        $20        $44
Nations Municipal Reserves          $4        $11        $20        $44

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in Liquidity Class Shares would bear either directly or indirectly. Except for Nations Money Market Reserves, whose expenses are based on estimates, the figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Liquidity Class Shares. The Trust also offers Capital Class, Adviser Class and Market Class Shares of the Funds. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed."

Absent fee waivers and expense reimbursements, "Advisory Fees", "Rule 12b-1 Fees", "Shareholder Servicing Fees", "Other Expenses" and "Total Operating Expenses" for Liquidity Class Shares of the indicated Fund would be as follows:
Nations Cash Reserves -- .30%, .60%, .25%, .14% and 1.29%, respectively; Nations Money Market Reserves -- .30%, .60%, .25%, .19% and 1.34%, respectively; Nations Treasury Reserves -- .30%, .65%, .25%, .15% and 1.35%, respectively; Nations Government Reserves -- .30%, .60%, .25%, .15% and 1.30%, respectively; and Nations Municipal Reserves .30%, .60%, .25%, .18% and 1.33%, respectively.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


  Objectives




Each Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.


Nations Cash Reserves: Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


Nations Money Market Reserves: Nations Money Market Reserves' investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.


Nations Treasury Reserves: Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Government Reserves: Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.



Nations Municipal Reserves: Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.


Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.

     How Objectives Are Pursued

Nations Cash Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; (v) instruments eligible for acquisition by Nations Government Reserves (see below); and (vi) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


The Fund reserves the right to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash.

Nations Cash Reserves is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



Nations Money Market Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligations issued by state and local governments, their agencies and instrumentalities; and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system (known as Separately Traded Registered Interest and Principal

Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. Government Obligations, repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."


This Fund is rated by a nationally recognized statistical rating organization (an "NRSRO") in the highest rating category for money market mutual funds. To maintain this rating the Fund must invest strictly in Prime-1 rated issues.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



Nations Treasury Reserves



In pursuing its investment objective, the Fund will invest in direct obligations issued by the U.S. Treasury, STRIPS, and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, and may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Fund must meet criteria established by Standard & Poor's Corporation ("S&P").1


Nations Treasury Reserves is listed on the National Association of Insurance Commissioners' Approved List of Exempt Money Market Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Government Reserves


In pursuing its investment objective, the Fund will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in U.S. Government Obligations and repurchase agreements and reverse repurchase agreements secured by such obligations.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Municipal Reserves


In pursuing its investment objective, the Fund will invest in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). At least 80% of the Fund's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.



The Fund invests in Municipal Securities that are determined to present minimal credit risks and, that at the time of purchase, are considered to be of "high quality" -- E.G., having a long-term rat-

---------------------
1 "Standard and Poor's" and "Standard & Poor's 500" are trade- marks of The McGraw-Hill Companies, Inc.

ing of "A" or higher from Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), S&P, Thomson BankWatch, Inc. ("BankWatch") or Moody's Investors Services, Inc. ("Moody's") in the case of certain bonds which are lacking a short-term rating from the requisite number of NRSROs; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, and BankWatch are each an NRSRO. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B".

The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the SAI.


The Adviser has discretion to invest up to 20% of the Fund's assets in taxable money market instruments (consisting of U.S. Government Obligations and repurchase agreements) and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. However, the Fund generally intends to be fully invested in Federally tax-exempt securities.


The Fund may hold cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participators in, or debt instruments backed by, the securities and other assets owned by such issuers.



Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


  General Investment Policies



For a description of the Funds' permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

Each Fund except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the pay-ment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.



Restraints on Investments by Money Market Funds: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally (except for Nations Municipal Reserves), no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of that Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.




The Funds may not:



1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's assets. Securities purchased by Nations Money Market Reserves that are subject to certain unconditional demand features are subject to different diversification requirements as described in the SAI.



2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in U.S. Government Obligations; (b) with respect to Nations Municipal

Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments; and (c) with certain limited exceptions with respect to Nations Money Market Reserves.

3. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and (c) each Fund except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.

4. Nations Money Market Reserves may not borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.



The foregoing percentages will apply at the time of the purchase of a security.

The investment objective and certain investment policies of each Fund are fundamental policies of each Fund. It is also a fundamental policy of each Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Funds will be able to maintain a constant net asset value of $1.00 per share.



Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

  How Performance Is Shown


From time to time the Funds may advertise the "yield" and "effective yield" of a class of shares and Nations Municipal Reserves may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares of a Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class of shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The "tax-equivalent yield" of each class of shares of Nations Municipal Reserves shows the level of taxable yield which, after payment of Federal income tax in respect of such yield equals the Class's yield. The tax-equivalent yield of a class of shares will always be higher than its yield.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield.

In addition to Liquidity Class Shares, the Funds offer Capital Class, Adviser Class and Market Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees, and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


  How The Funds Are Managed



The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The Trust's SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.



As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.



The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.



NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Funds that the merger will not reduce the level or quality of advisory and other services provided to the Funds.


Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.



Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Funds, if the Adviser believes the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .30% of the average daily net assets of each Fund.

For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of each Fund.



NBAI, TradeStreet and the administrator and the co-administrator of the Funds have voluntarily agreed to waive their fees (and reimburse the Funds for certain expenses) in order to limit the total annualized operating expenses of the Liquidity Class Shares (exclusive of Rule 12b-1 and Shareholder Servicing fees) of the Funds (as a percentage of average daily net assets) to .20%.


NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.



For the fiscal year ended April 30, 1998, after waivers, the Funds paid NBAI under the advisory agreement, advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .15%; Nations Treasury Reserves -- .14%; Nations Government Reserves -- .14%; and Nations Municipal Reserves -- .12%.


For the fiscal year ended April 30, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .033%; Nations Treasury Reserves -- .033%; Nations Government Reserves -- .033%; and Nations Municipal Reserves -- .033%.


For the fiscal period from December 1, 1997 to May 15, 1998, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, fees at the rate of .10% of the Nations Money Market Reserves' average daily net assets (formerly called the Emerald Prime Advantage Institutional Fund.)


The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves and Nations Government Reserves.

The Tax-Exempt Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Reserves.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, thereof could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to a co-administration agreement. Under the co-administration agreement, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial state-ments and maintaining the portfolio records and certain general accounting records for the Portfolios. For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid their administrators combined fees at the indicated rate of the following Funds' average daily net assets: Nations Cash Reserves -- .01%; Nations Treasury Reserves -- .01%; Nations Government Reserves -- .01%; and Nations Municipal Reserves -- .01%.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Liquidity Class Shares of the Funds. See "Distribution And Shareholder Servicing Plans."

The Adviser may also pay out of its own assets amounts to Stephens and other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders. In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation, including trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

The Bank of New York ("BNY" or the "Custodian"), located at 90 Washington Street, New York, New York 10286, provides custodial services for the assets of all Nations Funds.In return for providing custodial services to the Nations Funds Family, BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

First Data serves as transfer agent (the "Transfer Agent") for each Fund's shares.

PricewaterhouseCoopers LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Liquidity Class Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of NationsInstitutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.

     Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Institutional Reserves: Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Fund is a series of the Trust. Except for differences between classes of a Fund pertaining to distribution and shareholder servicing arrangements, each share of each Fund represents an equal proportionate interest in that Fund. This Prospectus relates to the Liquidity Class Shares of the following Funds of Nations Institutional Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.

In addition to Liquidity Class Shares, the Funds also offer Capital Class, Adviser Class and Market Class Shares. Capital Class Shares, which do not bear distribution or shareholder servicing fees, are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $1,000,000 minimum initial investment requirement. Adviser Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $100,000 minimum initial investment requirement. Adviser Class Shares also bear shareholder servicing fees of up to .25% of the class's average net assets. Market Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for which they act in a fiduciary, agency or custodial capacity and which meet the $250,000 minimum initial investment for such shares. Market Class Shares bear aggregate distribution and shareholder servicing fees of up to .45% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in a Fund. Information regarding Capital Class, Adviser Class and Market Class Shares of the Funds is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.


Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


As of September 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.


About Your Investment


  How To Buy Shares

Liquidity Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Liquidity Class Shares is $500,000.


The Funds reserve the right in their discretion, to make Liquidity Class Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens, the Transfer Agent, or their respective agents. A purchase order must be received by Stephens, the Transfer Agent, or their respective agents by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled.

The purchase price is the net asset value per share next determined after acceptance of the order by Stephens, the Transfer Agent, or their respective agents. The agents are responsible for transmitting orders for purchases of Liquidity Class Shares by their customers and delivering required funds on a timely basis. Stephens is also responsible for transmitting orders it receives to Nations Funds.



Telephone Transactions: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

     How To Redeem Shares


Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by Stephens, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens, the Transfer Agent or their respective agents. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a taxable capital gain or loss for Federal income tax purposes.


The Trust may redeem an investor's account upon 30 days' written notice if the balance in the investor's account drops below $500 as a result of redemptions. Share balances may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Trust also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Liquidity Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

  How To Exchange Shares



The exchange feature enables a shareholder of Liquidity Class Shares of a Fund to acquire Liquidity Class Shares of another Fund when that shareholder believes that a shift between Funds is an appropriate investment decision. An exchange of Liquidity Class Shares for Liquidity Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.


The Fund and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. For Federal income tax purposes, an exchange will be treated in the same manner as a redemption of shares.


The Liquidity Class of Shares exchanged must have a current value of at least $500,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

  Distribution And Shareholder Servicing Plans



Distribution Agreement and Distribution Plan: The distribution agreement and the distribution plan adopted by the Liquidity Class Shareholders (the "Plan") provide that the Liquidity Class Shares of the Funds may reimburse Stephens for certain expenses incurred by Stephens in connection with the distribution of Liquidity Class Shares of the Funds, including (i) the costs of printing prospectuses and other similar materials for persons other than current shareholders, (ii) the cost of complying with Federal and state laws relating to the distribution of Liquidity Class Shares, (iii) costs of advertising relating to Liquidity Class Shares, and (iv) expenses incurred in connection with the promotion and sale of Liquidity Class Shares. Under the Plan, the Trust may reimburse Stephens only for actual expenses incurred up to .30% of the average daily net assets of the Liquidity Class Shares. Currently, the Trust is not reimbursing Stephens for any portion of such expenses. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.


In addition to the reimbursement fee, the Plan permits the Trust to pay Stephens an annual fee of up to .30% of the average daily net assets of the Liquidity Class Shares of Nations Cash Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations Money Market Reserves and .35% of the average daily net assets of the Liquidity Class Shares of Nations Treasury Reserves which Stephens can use to compensate certain financial institutions that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, the Trust is not compensating Stephens for providing such services. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

Shareholder Servicing Plan: The shareholder servicing plan ("Servicing Plan") permits each Fund to compensate certain banks, broker/dealers or other financial institutions including certain affiliates of NationsBank that have entered into shareholder servicing agreements ("Servicing Agents" also referred to as "Agents") for certain shareholder support services that are provided by the Servicing Agents to their customers that own Liquidity Class Shares ("Customers"). Payments under the Servicing Plan will be calculated daily and paid monthly at a rate set from time to time by the Board of Trustees provided that the annual rate may not exceed .25% of the average daily net asset value of a Fund's Liquidity Class Shares. The shareholder services provided by Servicing Agents may include general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of Customers; providing sales information periodically to Customers, including information showing their positions in Liquidity Class Shares; providing sub-accounting with respect to Liquidity Class Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Liquidity Class Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.


Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Funds' Servicing Plan described above and the terms of the shareholder servicing agreements. See the SAI for more details on the Servicing Plan.

     How The Funds Value Their Shares



The net asset value of a share of each class is calculated by dividing the total value of its respective assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.



The assets of each Fund are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Funds at $1.00, there can be no assurance that their net asset value per share will not vary.

     How Dividends And Distributions Are Made; Tax Information




Dividends and Distributions: The net income of each Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on the day of declaration. Dividends are paid by each Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.


The amount of dividends payable on Capital Class Shares will be more than the dividends payable on Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

Tax Information: Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its net investment income each taxable year. Except as provided below, distributions from a Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net capital gains are designated as capital gain distributions and will be taxable to the Fund's shareholders as long-term capital gains. Noncorporate shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether a Fund's shareholder takes such distributions in cash or has them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by January 31 of the following year will be taxable as if they were paid by December 31.


Interest on U.S. Government Obligations is exempt from state individual income taxes when such obligations are held directly. To the extent distributions of a Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state individual income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state individual income taxation. Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations

Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from a Fund is exempt from income tax in their particular states.


Dividends distributed from Nations Municipal Reserves' net investment income attributable to its tax-exempt securities will not be subject to Federal income tax in the hands of its shareholders. However, such distributions may be subject to the Federal alternative minimum tax, and, to the extent that Nations Municipal Reserves earns taxable income or realizes capital gains, distributions to shareholders from such sources will be subject to Federal income tax. See "Taxes -- Additional Considerations for Nations Municipal Reserves" in the SAI. Distributions of net investment income by Nations Municipal Reserves may be subject to state and local income taxes, even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations, which,if realized directly by shareholders, would be exempt from such income taxes.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.



Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding taxes. See "Taxes -- Backup Withholding" in the SAI.


The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.

  Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Institutional Reserves. PricewaterhouseCoopers LLP is the independent accountant to Nations Institutional Reserves. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of Nations Institutional Reserves accompany the financial statements and are incorporated by reference in the SAI, which is available upon request. As of the date of this Prospectus, no Liquidity Class Shares of Nations Money Market Reserves have been sold. As a result, certain financial information is not available and thus not included in this Prospectus. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.

FOR A LIQUIDITY CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Nations Cash Reserves

                           YEAR          YEAR          YEAR        YEAR          YEAR        YEAR          YEAR         PERIOD
                         ENDED          ENDED         ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                        04/30/98       04/30/97     04/30/96     04/30/95     04/30/94     04/30/93     04/30/92      04/30/91*
Net Asset Value,
 Beginning Of
 Year                $      1.00      $    1.00    $   1.00    $    1.00    $   1.00      $    1.00    $    1.00    $    1.00
Net Investment
 Income                   0.0539         0.0516      0.0555       0.0471      0.0273         0.0305       0.0482       0.0197
Dividends From
 Net Investment
 Income                  (0.0539)       (0.0516     (0.0555      (0.0471     (0.0273        (0.0305      (0.0482      (0.0197)
Net Asset Value,
 End Of Year         $      1.00      $    1.00    $   1.00    $    1.00    $   1.00      $    1.00    $    1.00    $    1.00
Total Return++              5.53%          5.28%       5.70%        4.81%       2.77%          3.09%        4.92%        6.44%+
Ratios To Average
 Net Assets/Sup-
 plemental Data:
Net Assets, End Of
 Year (in 000's)     $ 1,107,869      $ 419,851    $ 35,447    $       2    $ 69,786      $  19,411    $   4,776    $  10,361
Ratio Of Operating
 Expenses To
 Average Net
 Assets                     0.35%**        0.35%       0.35%        0.38%       0.55%          0.55%        0.55%        0.55%+
Ratio Of Net
 Investment
 Income To
 Average Net
 Assets                     5.39%          5.17%       5.38%        4.87%       2.74%          2.96%        4.94%        6.41%+
Ratio Of Operating
 Expenses To
 Average Net
 Assets Without
 Waivers                    1.29%          0.60%       0.66%        0.61%       0.65%          0.68%        0.85%        0.87%+



* Nations Cash Reserves Liquidity Class Shares commenced operations on January 9, 1991.
** The effect of the interest expense on the operating expense ratio was less than 0.01%.
+  Annualized.
++ Total return represents aggregate total return for the periods indicated.

FOR A LIQUIDITY CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Nations Treasury Reserves





                            YEAR        YEAR        YEAR        YEAR          YEAR        YEAR          YEAR         PERIOD
                          ENDED         ENDED      ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                         04/30/98     04/30/97   04/30/96     04/30/95     04/30/94     04/30/93     04/30/92      04/30/91*
Net Asset Value,
 Beginning Of Year     $   1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income From
 Investment
 Operations:
Net Investment
 Income                  0.0526      0.0504       0.0541       0.0462       0.0263       0.0288       0.0454       0.0173
Net Realized Gain on
 Investments                --          --           --           --           --        0.0001       0.0003          --
Total from
 Investment
 Operations              0.0526      0.0504       0.0541       0.0462       0.0263       0.0289       0.0457       0.0173
Less: Distributions
Dividends From Net
 Investment
 Income                 (0.0526)     (0.0504)    (0.0541)     (0.0462)     (0.0263)     (0.0288)     (0.0454)     (0.0173)
Distributions from
 Net Realized
 Gains                      --          --           --           --           --       (0.0001)     (0.0003)         --
Total Distributions    (0.0526)     (0.0504)     (0.0541)     (0.0462)     (0.0263)     (0.0289)     (0.0457)     (0.0173)
Net Asset Value, End
 Of Year               $  1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Total Return++           5.38  %     5.15  %      5.57  %      4.71  %      2.67  %      2.93  %      4.64  %      5.79  %+
Ratios To Average
 Net
 Assets/Supplemental
 Data:
Net Assets, End Of
 Year (000's)          $743,410     $81,575      $11,804      $   674      $14,227      $ 3,369      $ 2,807      $ 2,891
Ratio Of Operating
 Expenses To
 Average Net
 Assets                  0.35  %     0.35  %      0.35  %      0.49  %      0.55  %      0.55  %      0.52  %      0.55  %+
Ratio Of Net
 Investment
 Income To Average
 Net Assets              5.26  %     5.05  %      5.35  %      4.50  %      2.67  %      2.89  %      4.62  %      5.75  %+
Ratio Of Operating
 Expenses To
 Average Net
 Assets Without
 Waivers                 1.35  %     0.61  %      0.66  %      0.79  %      0.87  %      1.07  %      1.32  %      1.04  %+

* Nations Treasury Reserves Liquidity Class Shares commenced operations on January 11, 1991.
+  Annualized.
++ Total return represents aggregate total return for the periods indicated.

FOR A LIQUIDITY CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Nations Government Reserves

                         YEAR         YEAR             YEAR
                        ENDED        ENDED            ENDED
                      04/30/98      04/30/97        04/30/96
Net Asset Value,
 Beginning Of Year    $ 1.00       $ 1.00           $ 1.00
Income From
 Investment
 Operations:
Net Investment
 Income                0.0528       0.0505           0.0537
Net Realized Gain on
 Investments              --           --               --
Total from
 Investment
 Operations            0.0528       0.0505           0.0537
Less: Distributions
Dividends From Net
 Investment
 Income               (0.0528)     (0.0505)         (0.0537)
Distributions from
 Net Realized Gain        --           --               --
Total Distributions   (0.0528)     (0.0505)         (0.0537)
Net Asset Value, End
 Of Year              $ 1.00       $ 1.00           $ 1.00
Total Return++         5.40  %      5.19  %          5.51  %
Ratios To Average
 Net
 Assets/Supplemental
 Data:
Net Assets, End Of
 Year (000's)         $32,773      $ 6,482          $   129
Ratio Of Operating
 Expenses To
 Average Net
 Assets                0.35  %      0.35  %(a)       0.35  %
Ratio Of Net
 Investment
 Income To Average
 Net Assets            5.28  %      5.07  %          5.33  %
Ratio Of Operating
 Expenses To
 Average Net
 Assets Without
 Waivers               1.30  %      0.64  %(a)       0.68  %



                        YEAR           YEAR         YEAR          YEAR       PERIOD
                        ENDED        ENDED         ENDED         ENDED       ENDED
                      04/30/95      04/30/94      04/30/93     04/30/92    04/30/91*
Net Asset Value,
 Beginning Of Year    $ 1.00        $  1.00       $  1.00      $ 1.00       $ 1.00
Income From
 Investment
 Operations:
Net Investment
 Income                0.0453         0.0268        0.0302      0.0461       0.0176
Net Realized Gain on
 Investments              --             --            --       0.0023          --
Total from
 Investment
 Operations            0.0453         0.0268        0.0302      0.0484       0.0176
Less: Distributions
Dividends From Net
 Investment
 Income               (0.0453)      (0.0268)      (0.0302)     (0.0461)     (0.0176)
Distributions from
 Net Realized Gain        --             --            --      (0.0023)         --
Total Distributions   (0.0453)      (0.0268)      (0.0302)     (0.0484)     (0.0176)
Net Asset Value, End
 Of Year              $ 1.00        $  1.00       $  1.00      $ 1.00       $ 1.00
Total Return++         4.59  %        2.71  %       3.05  %     4.70  %      6.04  %+
Ratios To Average
 Net
 Assets/Supplemental
 Data:
Net Assets, End Of
 Year (000's)         $     2       $259,836      $149,252     $12,486      $ 5,589
Ratio Of Operating
 Expenses To
 Average Net
 Assets                0.40  %        0.55  %       0.55  %     0.55  %      0.55  %+
Ratio Of Net
 Investment
 Income To Average
 Net Assets            4.27  %        2.68  %       2.71  %     4.46  %      5.86  %+
Ratio Of Operating
 Expenses To
 Average Net
 Assets Without
 Waivers               0.62  %        0.61  %       0.74  %     0.86  %      0.94  %+

* Nations Government Reserves Liquidity Class Shares commenced operations on January 11, 1991.
+   Annualized.
++  Total return represents aggregate total return for the periods indicated.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers was less than 0.01%.

FOR A LIQUIDITY CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Nations Municipal Reserves

                         YEAR         YEAR          YEAR        YEAR          YEAR        YEAR          YEAR         PERIOD
                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                      04/30/98      04/30/97     04/30/96     04/30/95     04/30/94     04/30/93     04/30/92      04/30/91*
Net Asset Value,
 Beginning Of Year    $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Net Investment
 Income                0.0341         0.0323       0.0347       0.0304       0.0188       0.0221       0.0346       0.0478
Dividends From Net
 Investment
 Income               (0.0341)       (0.0323)     (0.0347)     (0.0304)     (0.0188)     (0.0221)     (0.0346)     (0.0478)
Net Asset Value, End
 Of Year              $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
Total Return++         3.43  %        3.29  %      3.52  %      3.09  %      1.90  %      2.24  %      3.52  %      4.60  %+
Ratios To Average
 Net
 Assets/Supplemental
 Data:
Net Assets, End Of
 Year (000's)         $53,074        $54,677      $ 6,734      $ 2,591      $13,805      $10,766      $11,473      $ 8,927
Ratio Of Operating
 Expenses To
 Average Net
 Assets                 0.35%**       0.35  %      0.35  %      0.33  %      0.55  %      0.55  %      0.55  %      0.55  %+
Ratio Of Net
 Investment
 Income To Average
 Net Assets            3.38  %        3.23  %      3.46  %      3.26  %      1.86  %      2.21  %      3.36  %      5.22  %+
Ratio Of Operating
 Expenses To
 Average Net
 Assets Without
 Waivers And/Or
 Expenses
 Reimbursed            1.33  %        0.67  %      0.73  %      0.69  %      0.67  %      0.76  %      0.99  %      0.81  %+

* Nations Municipal Reserves Liquidity Class Shares commenced operations on June 1, 1990.
**  The effect of interest expense on the operating expense ratio was 0.02%.
+   Annualized.
++  Total return represents aggregate total return for the periods indicated.

     Appendix A  --  Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.


Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.


Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Cash Reserves and Nations Money Market Reserves generally limit investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


Nations Cash Reserves and Nations Money Market Reserves may invest up to 100% of their assets in obligations issued by banks. Nations Cash Reserves and Nations Money Market Reserves may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BNY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.



Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Municipal Reserves) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.



At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.



Currently, Nations Treasury Reserves has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.


Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Cash Reserves and Nations Money Market Reserves will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) compa-rable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.

Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


Foreign Securities: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.

Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.



A Fund will only purchase GICs from issuers that, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Cash Reserves and Nations Money Market Reserves may be subject to this limitation.


If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.


Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality", a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.



Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.



In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.



A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.



A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees. Nations Municipal Reserves may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the unique risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.


Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Short-Term Trust Obligations: Nations Cash Reserves and Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle a Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by a Fund must satisfy the quality and maturity requirements generally applicable to the Funds pursuant to Rule 2a-7 under the 1940 Act.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.


The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments:
Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued, Delayed Delivery And Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

  Appendix B  --  Description Of Ratings



The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.

The following summarizes the highest three ratings used by D&P for bonds:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.

The following summarizes the highest three ratings used by Fitch for bonds:

       AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


       AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.


       A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

       SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:


       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                      (This Page Left Blank Intentionally)

Prospectus


Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed funds. The Trust's funds offer multiple classes of shares; this Prospectus relates to the Market Class Shares of the following diversified money market funds (each, a "Fund" and collectively the "Funds"):
NATIONS CASH RESERVES, NATIONS MONEY MARKET RESERVES, NATIONS TREASURY RESERVES, NATIONS GOVERNMENT RESERVES, AND NATIONS MUNICIPAL RESERVES.



The Trust's Market Class Shares are offered to institutional investors that meet the $250,000 minimum initial investment requirement and to NationsBank, N.A. ("NationsBank"), its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity.


IT IS A FUNDAMENTAL POLICY OF EACH FUND TO USE ITS BEST EFFORTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.



AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Market Class Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Trust is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by writing or calling the Trust at the address or telephone number shown below. The SAI for the Trust, dated September 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http:// www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require. For additional information, see "How The Funds Are Managed."


SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Nations Cash

Reserves
Nations Money Market Reserves

Nations Treasury Reserves
Nations Government Reserves

Nations Municipal Reserves


Market Class Shares September 1, 1998


For Fund information call:
1-800-626-2275



Nations Institutional Reserves
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255

NATIONS
FUNDS




MARKET 9/98

                                                              Table Of Contents

About The
Funds


                          Prospectus Summary                                  3
                          -----------------------------------------------------


                          Expenses Summary                                    4

                          -----------------------------------------------------


                          Objectives                                          6

                          -----------------------------------------------------


                          How Objectives Are Pursued                          6

                          -----------------------------------------------------


                          General Investment Policies                         9

                          -----------------------------------------------------


                          How Performance Is Shown                           11

                          -----------------------------------------------------


                          How The Funds Are Managed                          11

                          -----------------------------------------------------


                          Organization And History                           14

                          -----------------------------------------------------

About Your
Investment


                          How To Buy Shares                                  15

                          -----------------------------------------------------


                          How To Redeem Shares                               16

                          -----------------------------------------------------


                          How To Exchange Shares                             17

                          -----------------------------------------------------


                          Distribution And Shareholder Servicing Plans       17

                          -----------------------------------------------------


                          How The Funds Value Their Shares                   19

                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;


                          Tax Information                                    19

                          -----------------------------------------------------


                          Financial Highlights                               20

                          -----------------------------------------------------


                          Appendix A -- Portfolio Securities                 25

                          -----------------------------------------------------


                          Appendix B -- Description Of Ratings               32

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds


  Prospectus Summary
o TYPE OF COMPANY: Open-end management investment company.
o INVESTMENT OBJECTIVES AND POLICIES:

  o Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


  o Nations Money Market Reserves' investment objective is to seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.


  o Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

  o Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


  o Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Although each Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will be able to do so. For a discussion of these and other factors, see "How Objectives Are Pursued -- Restraints on Investments by Money Market Funds" and "Appendix A."


o MINIMUM PURCHASE: The minimum initial investment in Market Class Shares is $250,000.

     Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize operating expenses for the Market Class Shares of the Funds. There are no transaction fees imposed upon the purchase, redemption or exchange of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.



Annual Operating Expenses
(as a percentage of average net assets)



                                                           Nations       Nations     Nations      Nations
                                            Nations     Money Market    Treasury   Government   Municipal
                                        Cash Reserves     Reserves      Reserves    Reserves    Reserves
Advisory Fees (After Fee Waivers)          .15%            .12%           .14%        .14%         .14%
Rule 12b-1 Fees (Absent Fee Waivers)       .20%            .20%           .20%        .20%         .20%
Shareholder Servicing Fees                 .25%            .25%           .25%        .25%         .25%
Other Expenses (After Fee Waivers and
 Expense Reimbursements)                   .05%            .10%           .06%        .06%         .06%
Total Operating Expenses (After Fee
 Waivers and Expense
 Reimbursements)                           .65%            .65%           .65%        .65%         .65%

Examples: You would pay the following expenses on a $1,000 investment in Market Class Shares of the indicated Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.





                                   1 Year   3 Years     5 Years   10 Years
Nations Cash Reserves               $7        $21        $36        $81
Nations Money Market Reserves       $7        $21        $36        $81
Nations Treasury Reserves           $7        $21        $36        $81
Nations Government Reserves         $7        $21        $36        $81
Nations Municipal Reserves          $7        $21        $36        $81



The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in Market Class Shares will bear either directly or indirectly. Except for Nations Money Market Reserves, whose expenses are based on estimates, the figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Market Class Shares. The Trust also offers the Capital Class, Liquidity Class and Adviser Class Shares of the Funds. Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed."

Absent fee waivers and expense reimbursements, "Advisory Fees", "Other Expenses" and "Total Operating Expenses" for Market Class Shares of the indicated Fund would be as follows: Nations Cash Reserves -- .30%, .14%, and
 .89%, respectively; Nations Money Market Reserves -- .30%, .19% and .94%, respectively; Nations Treasury Reserves -- .30%, .15% and .90%, respectively; Nations Government Reserves -- .30%, .15% and .90%, respectively; and Nations Municipal Reserves -- .30%, .18% and .93%, respectively.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

     Objectives


Each Fund endeavors to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments with remaining maturities of 397 days or less from the date of purchase. Securities subject to repurchase agreements may have longer maturities.


Nations Cash Reserves: Nations Cash Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.


Nations Money Market Reserves: Nations Money Market Reserves' investment objective is to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.


Nations Treasury Reserves: Nations Treasury Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.

Nations Government Reserves: Nations Government Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income.



Nations Municipal Reserves: Nations Municipal Reserves' investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.


Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.


  How Objectives Are Pursued



Nations Cash Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligation issued by state and local governments, their agencies and instrumentalities; (v) instruments eligible for acquisition by Nations Government Reserves (see below); and (vi) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


The Fund reserves the right to concentrate its investments in U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks. Concentration in this context means the investment of more than 25% of the Fund's assets in such obligations.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), repurchase agreements and cash.

Nations Cash Reserves is listed on the National Association of Insurance Commissioners' Approved List of Class 1 Money Market Mutual Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund invests only in the first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."



Nations Money Market Reserves

In pursuing its investment objective, the Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Fund; (iv) high quality short-term taxable obligation issued by state and local governments, their agencies and instrumentalities; and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Fund also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The short-term obligations that may be purchased by the Fund include instruments issued by trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers. The Fund will also invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book- entry system (known as Separately Traded Reg istered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, consistent with its investment objective and policies.

For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. Government Obligations, repurchase agreements and cash. For more information concerning these instruments, see "Appendix A."

This Fund is rated by a nationally recognized statistical rating organization (an "NRSRO") in the highest rating category for money market mutual funds. To maintain this rating, the Fund must invest strictly in Prime-1 rated issues.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning these instruments, see "Appendix A."

Nations Treasury Reserves
In pursuing its investment objective, the Fund will invest in direct obligations issued by the U.S. Treasury, STRIPS, and repurchase agreements and reverse repurchase agreements involving such obligations. The Fund also may invest in obligations the principal and interest of which are backed by the full faith and credit of the United States Government, provided that the Fund shall, under normal market conditions, invest at least 65% of its total assets in U.S. Treasury bills, notes and bonds and other instruments issued directly by the U.S. Government and repurchase agreements secured by such obligations. The Fund also may lend its portfolio securities to qualified institutional investors, and may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Fund must meet criteria established by Standard & Poor's Corporation ("S&P")(1).

---------------------
(1) "Standard and Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

Nations Treasury Reserves is listed on the National Association of Insurance Commissioners' Approved List of Exempt Money Market Funds.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Government Reserves

In pursuing its investment objective, the Fund will invest exclusively in instruments eligible for acquisition by Nations Treasury Reserves and in U.S. Government Obligations and repurchase agreements and reverse repurchase agreements secured by such obligations.

Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


Nations Municipal Reserves

In pursuing its investment objective, the Fund will invest in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). At least 80% of the Fund's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.

The Fund invests in Municipal Securities that are determined to present minimal credit risks and, that at the time of purchase are considered to be of "high quality" -- E.G., having a long-term rating of "A" or higher from Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), S&P, Thomson BankWatch, Inc. ("BankWatch") or Moody's Investors Services, Inc. ("Moody's") in the case of certain bonds which are lacking a short-term rating from the requisite number of NRSROs; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "SP-1" by S&P, or "MIG-1" by Moody's in the case of notes; rated "D-1" or higher by D&P, "F-1" or higher by Fitch, or "VMIG-1" by Moody's in the case of variable rate demand notes; or rated "D-1" or higher by D&P, "F-1" or higher by Fitch, "A-1" or higher by S&P, or "Prime-1" by Moody's in the case of tax-exempt commercial paper. D&P, Fitch, S&P, Moody's, and BankWatch are each an NRSRO. Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Municipal Securities ratings are described in "Appendix B."

The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus and the SAI.


The Adviser has discretion to invest up to 20% of the Fund's assets in taxable money market instruments (consisting of U.S. Government Obligations and repurchase agreements) and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax. However, the Fund generally intends to be fully invested in Federally tax-exempt securities.


The Fund may hold cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, desirable tax-exempt obligations are unavailable. The Fund also may invest in securities issued by other investment companies that invest in securities consistent with the Fund's investment objective and policies. The Fund also may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


Although the Fund is permitted to invest a portion of its assets in second tier securities (as defined below) in accordance with Rule 2a-7 under the 1940 Act, the Fund invests only in first tier securities (as defined below). For more information concerning the Fund's investments, see "Appendix A."


  General Investment Policies



For a description of the Funds' permitted investments see "Appendix A" and for further information about ratings see "Appendix B."

Each Fund except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. The Fund will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.



Restraints on Investments by Money Market Funds: In order for the Funds to value their investments on the basis of amortized cost (see "How The Funds Value Their Shares"), investments must be in accordance with the requirements of Rule 2a-7 under the 1940 Act, some of which are described below. A money market fund is limited to acquiring obligations with a remaining maturity of 397 days or less, or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days, and to maintaining a dollar-weighted average portfolio maturity of 90 days or less. Quality requirements generally limit investments to U.S. dollar denominated instruments determined to present minimal credit risks and that, at the time of acquisition, are rated in the first or second rating categories (known as "first tier" and "second tier" securities, respectively) by the required number of NRSROs (at least two or, if only one NRSRO has rated the security, that one NRSRO) or, if unrated by any NRSRO, are (i) comparable in priority and security to a class of short-term securities of the same issuer that has the required rating, or (ii) determined to be comparable in quality to securities having the required rating. The diversification requirements provide generally that a money market fund may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer except that up to 25% of total assets may be invested in the first tier securities of a single issuer for three business days. Additionally (except for Nations Municipal Reserves), no more than 5% of total assets may be invested, at the time of acquisition, in second tier securities in the aggregate, and any investment in second tier securities of one issuer is limited to the greater of 1% of total assets or one million dollars. Securities issued by the U.S. Government, its agencies, authorities or instrumentalities are exempt from the quality requirements, other than minimal credit risk. In the event that a Fund's investment restrictions or permissible investments are more restrictive than the requirements of Rule 2a-7, the Fund's own restrictions will govern.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of that Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.



The Funds may not:


1. Purchase securities of any issuer (except U.S. Government Obligations), if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's assets. Securities purchased by Nations Money Market Reserves that are subject to certain unconditional demand features are subject to different diversification requirements as described in the SAI.


2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in U.S. Government Obligations; (b) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments; and (c) with certain limited exceptions with respect to Nations Money Market Reserves.


3. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Fund's total assets; and (c) each Fund except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.


4. Nations Money Market Reserves may not borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.



The foregoing percentages will apply at the time of the purchase of a security.



The investment objective and certain investment policies of each Fund are fundamental policies of each Fund. It is also a fundamental policy of each Fund to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Funds will be able to maintain a constant net asset value of $1.00 per share.



Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

     How Performance Is Shown


From time to time, the Funds may advertise the "yield" and "effective yield" of a class of shares and Nations Municipal Reserves may advertise the "tax equivalent yield" of a class of shares. YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

The "yield" of a class of shares of a Fund refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class of shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The "tax-equivalent yield" of each class of shares of Nations Municipal Reserves shows the level of taxable yield which, after payment of Federal income tax in respect of such yield equals the class's yield. The tax-equivalent yield of a class of shares will always be higher than its yield.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.


Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by selling and/or servicing agents to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield.


In addition to Market Class Shares, the Funds offer Liquidity Class, Adviser Class and Capital Class Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.


  How The Funds Are Managed




The business and affairs of Nations Institutional Reserves are managed under the direction of its Board of Trustees. The SAI contains the names of and general background information concerning each Trustee of Nations Institutional Reserves.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.



The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Funds that the merger will not reduce the level or quality of advisory and other services provided to the Funds.


Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Funds, if the Adviser believes the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .30% of the average daily net assets of each Fund. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .033% of the average daily net assets of each Fund.



NBAI, TradeStreet and the administrator and the co-administrator of the Funds have voluntarily agreed to waive their fees (and reimburse the Funds for certain expenses) in order to limit the total annualized operating expenses of the Market Class Shares (exclusive of Rule 12b-1 and Shareholder Servicing fees) of the Funds (as a percentage of average daily net assets) to .20%.


NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated.



For the fiscal year ended April 30, 1998, after waivers, the Funds paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .15%; Nations Treasury Reserves -- .14%; Nations Government Reserves -- .14%; and Nations Municipal Reserves -- .12%.


For the fiscal year ended April 30, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' net assets: Nations Cash Reserves -- .033%; Nations Treasury Reserves -- .033%; Nations Government Reserves -- .033%; and Nations Municipal Reserves -- .033%.


For the fiscal period from December 1, 1997 to May 15, 1998, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, fees at the rate of .10% of the Nations Money Market Reserves' average daily net assets (formerly called the Emerald Prime Advantage Institutional Fund.)


The Taxable Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Cash Reserves, Nations Money

Market Reserves, Nations Treasury Reserves and Nations Government Reserves.


The Tax-Exempt Money Market Management Team of TradeStreet is responsible for the day-to-day management of Nations Municipal Reserves.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If such entities were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to a co-administration agreement. Under the co-administration agreement, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.

For the fiscal year ended April 30, 1998, after waivers, the Funds paid their administrators combined fees, at the indicated rate of the following Funds' average daily net assets: Nations Cash Reserves -- .01%; Nations Treasury Reserves -- .01%; Nations Government Reserves -- .01%; and Nations Municipal Reserves -- .01%.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Market Class Shares of the Funds. See "Distribution And Shareholder Servicing Plans."


The Adviser may also pay out of its own assets amounts to Stephens and other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.

In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation, including trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

The Bank of New York ("BNY" or the "Custodian") located at 90 Washington Street, New York, New York 10286, provides custodial services for the assets of all Nations Funds. In return for providing custodial services to the Nations Funds Family, BNY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

First Data serves as transfer agent (the "Transfer Agent") for each Fund's shares.

PricewaterhouseCoopers LLP serves as the independent accountant of the Trust. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Fund's total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Market Class Shares may bear certain class specific expenses and also bear certain additional shareholder service and distribution costs. Any general expenses of Nations Institutional Reserves that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Institutional Reserves or in such other manner as the Board of Trustees deems appropriate.


  Organization And History




The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Institutional Reserves: Nations Institutional Reserves (formerly known as The Capitol Mutual Funds), is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Trust's fiscal year end is April 30. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Fund is a series of the Trust. Except for differences between classes of a Fund pertaining to distribution and shareholder servicing arrangements, each share of each Fund represents an equal proportionate interest in that Fund. This Prospectus relates only to the Market Class Shares of the following Funds of Nations Institutional Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.


In addition to Market Class Shares, the Funds also offer Capital Class, Liquidity Class and Adviser Class Shares. Capital Class Shares, which do not bear distribution or shareholder servicing fees, are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $1,000,000 minimum initial investment requirement. Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to NationsBank and its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. Liquidity Class Shares of the Funds bear aggregate distribution and shareholder servicing fees of up to .85% of the class's average daily net assets. Adviser Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity and which meet the $100,000 minimum initial investment requirement. Adviser Class Shares also bear shareholder servicing fees of up to .25% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in a Fund. Information regarding Capital Class, Liquidity Class and Adviser Class Shares of the Funds is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact Nations Funds at 1-800-626-2275.

Each share held entitles the shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.


As of September 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of the Trust and therefore could be considered to be a controlling person of the Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.



The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

About Your Investment


  How To Buy Shares



Market Class Shares are offered to institutional investors, including NationsBank, its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. The minimum initial investment in Market Class Shares is $250,000.


The Funds reserve the right in their discretion, to make Market Class Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens, the Transfer Agent or their respective agents (as defined below). A purchase order must be received by Stephens, the Transfer Agent or their respective agents by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by 4:00 p.m., Eastern time, the order will be canceled.

The purchase price is the net asset value per share next determined after acceptance of the order by

Stephens, the Transfer Agent or their respective agents. The Agents (as defined below) are responsible for transmitting orders for purchases of Market Class Shares by their Customers (as defined below) and delivering required funds on a timely basis. Stephens is also responsible for transmitting orders it receives to Nations Funds.


Telephone Transactions: Shareholders may effect purchases, redemptions and exchanges by telephone. See "How to Redeem Shares" and "How to Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by electing the telephone transaction feature, such shareholder may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.

  How To Redeem Shares




Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by Stephens, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens, the Transfer Agent or their respective agents. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective. A redemption will generally result in a taxable capital gain or loss for Federal income tax purposes.


The Trust may redeem an investor's account upon 30 days' written notice if the balance in the investor's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. The Trust also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Market Class Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

     How To Exchange Shares

The exchange feature enables a shareholder of Market Class Shares of a Fund to acquire Market Class Shares of another Fund when that shareholder believes that a shift between Portfolios is an appropriate investment decision. An exchange of Market Class Shares for Market Class Shares of another Fund is made on the basis of the next calculated net asset value per share of each Fund after the exchange order is received.

The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each fund of Nations Funds describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. For Federal income tax purposes, an exchange will be treated in the same manner as a redemption of shares.



The Market Class Shares exchanged must have a value of at least $250,000. Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing your request directly to the institution through which the original shares were purchased.

     Distribution And Shareholder Servicing Plans

Distribution Plan: Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan (the "Plan") with respect to the Market Class Shares of each Fund. Pursuant to the Plan, each Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Fund's Market Class Shares. Payments under the Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trust's Board of Trustees, provided that the annual rate may not exceed
 .20% of the average daily net asset value of each Fund's Market Class Shares. Notwithstanding anything contained in the Plan to the contrary, no Funds shall be obligated to make any payments under the Plan that exceed the maximum amounts payable under the Rules of Conduct of the National Association of Securities Dealers, Inc. Certain state securities laws may require those financial institutions providing distribution services to register as dealers pursuant to state law.


The fees payable under the Plan are used primarily to compensate or reimburse Stephens for distribution services provided by it, and related expenses incurred, in connection with Market Class Shares, including payments by Stephens to compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Sales Support Agreements with Stephens ("Selling Agents"), for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Plan may be made with respect to: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials by Stephens or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of Stephens or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of Stephens or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on Stephens' or Selling Agent's unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating Stephens' or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies,
(ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

Shareholder Servicing Plan: The Trustees have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to Market Class Shares of the Funds. Pursuant to the Servicing Plan, the Trust, on behalf of each Fund, may enter into shareholder servicing agreements ("Servicing Agreements") with banks, broker/dealers and other financial institutions, including certain affiliates of NationsBank ("Servicing Agents" also referred to as "Agents"). Under the Servicing Agreements, the Servicing Agents will provide various shareholder support services to their customers ("Customers") that are the owners of Market Class Shares, including general shareholder liaison services; processing purchase, exchange and redemption requests from Customers and placing orders with Stephens or the transfer agent; processing dividend and distribution payments from the Funds on behalf of Customers; providing information periodically to customers showing their position in Market Class Shares; arranging for bank wires; and providing such other similar services as may reasonably be requested.

The Servicing Plan authorizes the Trust to pay the Servicing Agents a fee, calculated daily and paid monthly, at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed .25% of the average daily net asset value of the Funds' Market Class Shares.

The Trust understands that Servicing Agents may charge fees to their Customers who are the owners of Market Class Shares for additional services provided in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by Servicing Agents under their Servicing Agreements with the Trust. The Servicing Agreements require Servicing Agents to disclose to their Customers any compensation payable to the Servicing Agents by the Trust and any other compensation payable by Customers in connection with the investment of their assets in Market Class Shares. Customers should read this Prospectus in light of the terms governing their accounts with their Servicing Agents.

Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

     How The Funds Value Their Shares



The net asset value of a share of each class is calculated by dividing the total value of its respective assets, less liabilities, by the number of shares in the class outstanding. Shares are valued as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on each Business Day. Currently, the days on which the Federal Reserve Bank of New York is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.



The assets of each Portfolio are valued based upon the amortized cost method. Although Nations Funds seeks to maintain the net asset value per share of these Portfolios at $1.00, there can be no assurance that their net asset value per share will not vary.

     How Dividends And Distributions Are Made; Tax Information




Dividends and Distributions: The net income of each Fund is determined and declared on each Business Day as a dividend to shareholders of record as of 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), on the day of declaration. Dividends are paid by each Fund in additional shares of the same class, unless the shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.


The amount of dividends payable on Capital Class Shares will be more than the dividends payable on Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to such shares.

Tax Information: Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income tax to the extent its earnings are distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its net investment income each taxable year. Except as provided below, distributions from a Fund's net investment income and net short-term capital gains, if any, are generally designated as dividend distributions and taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net capital gains are designated as capital gain distributions and will be taxable to the Fund's shareholders as long-term capital gains. Noncorporate shareholders may be taxed on such distributions at preferential rates. See "Taxes -- Capital Gain Distributions" in the SAI. In general, distributions will be taxable when paid, whether a Fund's shareholder takes such distributions in cash or has them automatically reinvested in additional Fund shares. However, distributions declared in October, November, and December and distributed by January 31 of the following year will be taxable as if they were paid by December 31.


Interest on U.S. Government Obligations is exempt from state individual income taxes when such obligations are held directly. To the extent distributions of a Fund's net investment income is attributable to interest on such obligations, such distributions may also be exempt from state individual income taxes in the hands of shareholders, provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government Obligations generally is not exempt from state individual income taxation. Nations Cash Reserves, Nations Government Reserves, Nations Treasury Reserves and Nations

Money Market Reserves will inform shareholders annually of the percentage of income and distributions derived from their direct investments in U.S. Government Obligations. Shareholders should consult their tax advisors to determine whether any portion of the dividends received from a Fund is exempt from income tax in their particular states.


Dividends distributed from Nations Municipal Reserves' net investment income attributable to its tax-exempt securities will not be subject to Federal income tax in the hands of its shareholders. However, such distributions may be subject to the Federal alternative minimum tax, and, to the extent that Nations Municipal Reserves earns taxable income or realizes capital gains, distributions to shareholders from such sources will be subject to Federal income tax. See "Taxes -- Additional Considerations for Nations Municipal Reserves" in the SAI. Distributions of net investment income by Nations Municipal Reserves may be subject to state and local income taxes, even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations, which, if realized directly by shareholders, would be exempt from such income taxes.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the cost of your shares. See "Taxes -- Disposition of Fund Shares" in the SAI.



Foreign shareholders may be subject to different tax treatment, including withholding taxes. See "Taxes -- Foreign Shareholders" in the SAI. In certain circumstances, U.S. residents may also be subject to backup withholding taxes. See "Taxes -- Backup Withholding" in the SAI.


The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your own tax advisor with respect to your specific tax situation as well as with respect to foreign, state and local taxes. Further Federal tax considerations are discussed in the SAI.

  Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Institutional Reserves. PricewaterhouseCoopers LLP is the independent accountant to Nations Institutional Reserves. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of Nations Institutional Reserves accompany the financial statements and are incorporated by reference in the SAI, which is available upon request. As of the date of this Prospectus, no Market Class Shares of Nations Money Market Reserves have been sold. As a result, certain financial information is not available and thus not included in this Prospectus. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.

FOR A MARKET CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Cash Reserves



                                                                      YEAR          PERIOD
                                                                     ENDED          ENDED
                                                                   04/30/98       04/30/97*
Net asset value, beginning of period                                 $ 1.00        $ 1.00
Net investment income                                                 0.0519        0.0493
Dividends from net investment income                                 (0.0519)      (0.0493)
Net asset value, end of period                                       $ 1.00        $ 1.00
Total Return++                                                         5.33%         5.04%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                 $649,503      $333,000
Ratio of operating expenses to average net assets                      0.55%**       0.55%+
Ratio of net investment income to average net assets                   5.19%         4.97%+
Ratio of operating expenses to average net assets without waivers      0.89%         0.80%+


 *  Nations Cash Reserves Market Class Shares commenced operations on May 3,
    1996.

** The effect of interest expense on the operating expense ratio was less than 0.01%.

 +  Annualized.

++  Total return represents aggregate total return for the period indicated.

FOR A MARKET CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Treasury Reserves




                                                                      YEAR         PERIOD
                                                                     ENDED          ENDED
                                                                    04/30/98      04/30/97*
Net asset value, beginning of period                                 $  1.00      $ 1.00
Net investment income                                                  0.0505      0.0481
Dividends from net investment income                                 (0.0505)     (0.0481)
Net asset value, end of period                                       $  1.00      $ 1.00
Total Return++                                                          5.18%       4.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                 $265,495     $123,396
Ratio of operating expenses to average net assets                       0.55%       0.55%+
Ratio of net investment income to average net assets                    5.06%       4.85%+
Ratio of operating expenses to average net assets without waivers       0.90%       0.81%+


 * Nations Treasury Reserves Market Class Shares commenced operations on May 3, 1996.
 + Annualized.
++ Total return represents aggregate total return for the period indicated.

FOR A MARKET CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Government Reserves




                                                                      YEAR            PERIOD
                                                                     ENDED             ENDED
                                                                    04/30/98         04/30/97*
Net asset value, beginning of period                                 $  1.00        $ 1.00
Net investment income                                                  0.0508        0.0482
Dividends from net investment income                                 (0.0508)       (0.0482)
Net asset value, end of period                                       $  1.00        $ 1.00
Total Return++                                                          5.20%         4.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                 $274,499       $218,499
Ratio of operating expenses to average net assets                       0.55%         0.55%+(a)
Ratio of net investment income to average net assets                    5.08%         4.87%+
Ratio of operating expenses to average net assets without waivers       0.90%         0.84%+(a)


  * Nations Government Reserves Market Class Shares commenced operations on May 3, 1996.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers, was less than 0.01%.

FOR A MARKET CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Municipal Reserves



                                                                       YEAR          PERIOD
                                                                      ENDED          ENDED
                                                                    04/30/98       04/30/97*
Net asset value, beginning of period                                 $ 1.00        $ 1.00
Net investment income                                                 0.0318        0.0301
Dividends from net investment income                                 (0.0318)      (0.0301)
Net asset value, end of period                                       $ 1.00        $ 1.00
Total Return++                                                         3.24%         3.06%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                 $92,000       $78,300
Ratio of operating expenses to average net assets                      0.55%**       0.55%+
Ratio of net investment income to average net assets                   3.18%         3.03%+
Ratio of operating expenses to average net assets without waivers      0.93%         0.87%+


 * Nations Municipal Reserves Market Class Shares commenced operations on May 3, 1996.

** The effect of interest expense on the operating expense ratio was 0.02%.

 + Annualized.
++ Total return represents aggregate total return for the period indicated.

     Appendix A  --  Portfolio Securities


The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of this Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.


Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.


Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Nations Cash Reserves and Nations Money Market Reserves generally limit investments in bank instruments to (a) U.S. dollar-denominated obligations of U.S. banks which have total assets exceeding $1 billion and which are members of the Federal Deposit Insurance Corporation (including obligations of foreign branches of such banks) or of the 75 largest foreign commercial banks in terms of total assets; or (b) U.S. dollar-denominated bank instruments issued by other banks believed by the Adviser to present minimal credit risks. For purposes of the foregoing, total assets may be determined on the basis of the bank's most recent annual financial statements.


Nations Cash Reserves and Nations Money Market Reserves may invest up to 100% of their assets in obligations issued by banks. Nations Cash Reserves and Nations Money Market Reserves may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).


Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.


Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BNY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.



Reverse repurchase agreements may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. In addition, each of the Funds (except Nations Municipal Reserves) may use reverse repurchase agreements for the purpose of investing the proceeds in tri-party repurchase agreements. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities ("U.S. Government Securities"), or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. A Fund only enters into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if a Fund does not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, a Fund's asset coverage and other factors at the time of a reverse repurchase, a Fund may not establish a segregated account when the Adviser believes it is not in the best interest of the Fund to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Currently, Nations Treasury Reserves has entered into an arrangement whereby it reinvests the proceeds of a reverse repurchase agreement in a tri-party repurchase agreement and receives the net interest rate differential.


Commercial Instruments: Commercial instru- ments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and domestic and foreign commercial banks. Nations Cash Reserves and Nations Money Market Reserves will limit purchases of commercial instruments to instruments that: (a) if rated by at least two NRSROs, are rated in the highest rating category for short-term debt obligations given by such organizations, or if only rated by one such organization, are rated in the highest rating category for short-term debt obligations given by such organization; or (b) if not rated, are (i) compa-rable in priority and security to a class of short-term instruments of the same issuer that has such rating(s), or (ii) of comparable quality to such instruments as determined by the Board of Trustees on the advice of the Adviser.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


Foreign Securities: Foreign securities include debt obligations (dollar denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, dividends and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.



Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.


Guaranteed Investment Contracts: Guaranteed investment contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.


A Fund will only purchase GICs from issuers that, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 10% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and GICs that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by Nations Cash Reserves and Nations Money Market Reserves may be subject to this limitation.



If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Portfolio holding such securities may increase during such period.


Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.



The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of 397 days or less or obligations with greater maturities, provided such obligations are subject to demand features or resets which are less than 397 days. Money market instruments may include, among other instruments, certain U.S. Treasury Obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income tax.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Securities. To the extent that municipal participation interests are considered to be "illiquid securities" such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to Municipal Securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

A Fund may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Funds will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.



A "put" feature permits a Fund to sell a security at a fixed price prior to maturity. The underlying Municipal Securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Fund. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds will limit their put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Board of Trustees. Nations Municipal Reserves may invest more than 40% of its portfolio in securities with put or demand features guaranteed by banks and other financial institutions. Accordingly, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the unique risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be creditworthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Short-Term Trust Obligations: Nations Cash Reserves and Nations Money Market Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle a Fund to a proportional fractional interest in payments received by a trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by a Fund must satisfy the quality and maturity requirements generally applicable to the Funds pursuant to Rule 2a-7 under the 1940 Act.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.


The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


Variable- and Floating-Rate Instruments: Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued, Delayed Delivery And Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

     Appendix B  --  Description Of Ratings


The following summarizes the highest three ratings used by S&P for corporate and municipal bonds:

       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

The following summarizes the highest three ratings used by Moody's for corporate and municipal bonds:

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1, respectively.


The following summarizes the highest three ratings used by D&P for bonds:


       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk free U.S. Treasury debt.


       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.


       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major category.


The following summarizes the highest three ratings used by Fitch for bonds:


       AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



       AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.



       A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


To provide more detailed indications of credit quality, the AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.


The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:


       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.


       SP-2 -- Satisfactory capacity to pay principal and interest.

The two highest rating categories of D&P for short-term debt are D-1 and D-2. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:


       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.


Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

D&P uses the short-term debt ratings described above for commercial paper.

Fitch uses the short-term debt ratings described above for commercial paper.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the three highest investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.


       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                         NATIONS INSTITUTIONAL RESERVES
                  (formerly known as The Capitol Mutual Funds)

                       Statement of Additional Information

                              NATIONS CASH RESERVES
                          NATIONS MONEY MARKET RESERVES
                            NATIONS TREASURY RESERVES
                           NATIONS GOVERNMENT RESERVES
                           NATIONS MUNICIPAL RESERVES

                  CAPITAL, ADVISER, LIQUIDITY AND MARKET SHARES

                                SEPTEMBER 1, 1998



This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the five series of Nations Institutional Reserves (the "Trust") and should be read in conjunction with the Trust's prospectuses dated September 1, 1998 (each a "Prospectus" and collectively, the "Prospectuses"). Copies of the Prospectuses may be obtained without charge by writing Nations Funds c/o the Distributor, Stephens Inc., One NationsBank Plaza, 33rd Floor, Charlotte, North Carolina 28255, or by calling Nations Funds at (800) 321-7854.

                                TABLE OF CONTENTS


The Trust...................................................................1
Additional Information on Fund Investments..................................1
The Adviser ................................................................10
The Administrator and Co-Administrator......................................13
Counsel.....................................................................14
Trustees and Officers.......................................................14
Compensation Table..........................................................19
Reporting...................................................................20
Investment Limitations......................................................20
Performance Information.....................................................24
Purchase and Redemption of Shares...........................................26
Distribution and Shareholder Servicing Plans................................27
Determination of Net Asset Value............................................32
Additional Information Concerning Taxes.....................................33
Fund Transactions...........................................................38
Custodian and Transfer Agent................................................39
Description of Shares.......................................................39
Shareholder Liability.......................................................40
Limitation of Trustees' Liability...........................................40
5% Shareholders.............................................................40
Experts and Financial Information...........................................48

                                    THE TRUST

Nations Institutional Reserves (formerly known as The Capitol Mutual Funds)1, is an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 22, 1990. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each share of each series represents an equal proportionate interest in that series. See "Description of Shares." This Statement of Additional Information ("SAI") relates to the Trust's Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves series (the "Funds"). Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves were formerly known as the Money Market Fund, Treasury Fund, Government Fund and Tax Free Money Market Fund, respectively.

                   ADDITIONAL INFORMATION ON FUND INVESTMENTS

BANK INSTRUMENTS

Obligations of U.S. commercial banks include certificates of deposit, time deposits and bankers' acceptances. Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits earn a specified rate of interest over a definite period of time; however, time deposits cannot be traded in the secondary market. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and furnish dollar exchanges. Maturities are generally six months or less.

VARIABLE AND FLOATING-RATE INSTRUMENTS

The Funds may purchase variable-rate and floating-rate instruments as described in the Prospectuses. If such instrument is not rated, the Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of such instruments. If the instrument is subject to a demand feature, the Adviser will monitor its financial status to meet payment on demand. In addition, the Funds will limit their investments in securities with demand features where (a) the security or its issuer has received a short-term rating from a nationally recognized statistical rating organization2; and (b) the issuer of the demand feature, or another institution, undertakes to notify promptly the holder of the security in the event that the demand feature is substituted with a demand feature provided by another issuer. (Note, however, that certain securities first issued on or before June 3, 1996 are not obligated to meet these rating and notice requirements.) In determining average weighted portfolio maturity, a variable-rate demand instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the instrument's next interest rate adjustment. Other variable-rate instruments will be deemed to have a maturity equal to the longer of the

--------
(1) More specifically, Nations Institutional Reserves is the name under which The Capitol Mutual Funds conducts business.

(2) As discussed in the Prospectuses, the nationally recognized statistical rating organizations, or "NRSROs," include Duff & Phelps Credit Rating Co., Fitch IBCA Investors Service, Inc., Standard & Poor's Corporation, Thomson BankWatch, Inc. and Moody's Investors Service, Inc.

period remaining to the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Variable- or floating-rate instruments bear interest at a rate which varies with changes in market rates.

VARIABLE AMOUNT MASTER DEMAND NOTES

Commercial paper which may be purchased by the Funds includes variable-amount master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a periodic basis (E.G. daily, weekly or monthly) depending upon a stated short-term interest rate index. Both the lender and the borrower may have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable-amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The Adviser will monitor on an ongoing basis the earnings power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. In addition, variable-amount master demand notes must meet the demand feature ratings and notice requirements set forth above.

ASSET-BACKED SECURITIES

IN GENERAL. Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-nonmortgage-backed securities. Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.

The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates, and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in repayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for rice depreciation.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an ownership interest in pool of mortgage loans.

Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool or mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly, which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S.
Government.

Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds.

NON-MORTGAGE ASSET-BACKED SECURITIES. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

The purchase of non-mortgage asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset-backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage asset-backed securities is not as well developed. As stated above, the Adviser intends to limit its purchases of mortgage-backed securities issued by certain private organizations and non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase.

SECURITIES LENDING

To increase return on portfolio securities, all the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. (As a matter of operating policy, Nations Municipal Reserves does not lend portfolio securities.) Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, an irrevocable letter of credit issued by (i) a U.S. bank that has total assets exceeding $1 billion and that is a member of the Federal Deposit Insurance Corporation, or (ii) a foreign bank that is one of the 75 largest foreign commercial banks in terms of total assets, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund involved exceeds one-third of the value of its total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities, including cash collateral received for securities loans. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on investment collateral. Any loan may be terminated by either party upon reasonable notice to the other party.

There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. Pursuant to the securities loan agreement a Fund is able to terminate the securities loan upon notice of not more than five business days and thereby secure the return to the Fund of securities identical to the transferred securities upon termination of the loan.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser, the Custodian or an agent of either such party monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditor and required to return the underlying security to the seller's estate. Repurchase agreements are a permissible investment for all Funds.

TAX-EXEMPT INSTRUMENTS

Tax-exempt instruments which are permissible investments include floating-rate notes. Investments in such floating-rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank), and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be comparable to the long-term bond or commercial paper ratings discussed in the relevant Prospectus. The Adviser will monitor the earnings power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings discussed in the relevant Prospectus, including municipal lease obligations and participation interests in municipal securities (such as industrial development bonds and municipal lease purchase payments).

STAND-BY COMMITMENTS

Nations Municipal Reserves and Nations Money Market Reserves may engage in put transactions. The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Funds can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Funds would each be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Moreover, particular provisions of the contract between the Funds and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. Changes in the credit quality of banks and other financial institutions guaranteeing puts (or similar securities supported by credit and liquidity enhancements) could cause losses to the Funds and affect their share price. The Funds could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Funds. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Funds could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Funds, the Funds could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. There is no limit to the percentage of portfolio securities that the Funds may purchase subject to a put but the amount paid directly or indirectly for premiums on all puts outstanding will not exceed 2% of the value of the total assets of each Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the average dollar-weighted maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

Certain of the Funds may invest in Separately Traded Registered Interest and Principal Securities ("STRIPS") which are component parts of U.S. Treasury Securities traded through the Federal book-entry system. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate a Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Adviser will only purchase STRIPS for the Funds that have a remaining maturity of 397 days or less.

Although stripped securities may not pay interest to holders prior to maturity, Federal income tax regulations require a Fund to recognize as interest income a portion of the bond's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. Nations Municipal Reserves will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period between commitment and purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Nations Municipal Reserves will instruct its Custodian to segregate and maintain liquid assets in an amount at least equal in value to Nations Municipal Reserves' commitments to purchase when-issued securities. If the value of these assets declines, Nations Municipal Reserves will segregate additional liquid assets on a daily basis so that the value of the segregated assets will be equal to the amount of such commitments.

Nations Money Market Reserves may agree to purchase securities on a when-issued basis or enter into a forward commitment to purchase securities. When the Fund engages in these transactions, its custodian will segregate cash, U.S. government securities or other high quality debt obligations equal to the amount of the commitment. Normally, the custodian will segregate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the Fund's commitment. Because the Fund will segregate cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be adversely affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

Nations Money Market Reserves will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of the Fund starting on the date the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") absent an exemption from registration. Certain of the permitted investments of the Funds may be restricted securities and the Adviser may invest in restricted securities based on guidelines which are the responsibility of and are periodically reviewed by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A and Section 4(2) promulgated under the 1933 Act. The Funds may purchase liquid and illiquid restricted securities. Purchases of illiquid restricted securities are subject to the Fund's investment limitations on the purchase of illiquid securities.

GUARANTEED INVESTMENT CONTRACTS

Guaranteed Investment Contracts, investment contracts or funding agreements (each referred to as a "GIC") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, Nations Money Market Reserves may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to the Fund guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC generally becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

Nations Money Market Reserves will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment.

Nations Money Market Reserves will acquire GICs so that they, together with other instruments in the Fund's portfolio which are not readily marketable, will not exceed applicable limitations on the Fund's investments in illiquid securities. Nations Money Market Reserves will restrict its investments in GICs to those having a term of 397 days or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining under the next readjustment of the guaranteed interest rate.

BORROWINGS

         The Trust participates in an uncommitted line of credit provided by The Bank of New York under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus .50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement. Specific borrowings by a Fund under the Agreement over the last fiscal year, if any, can by found in the Funds' Annual Reports for the year ended April 30, 1998.


                                   THE ADVISER

NationsBanc Advisors, Inc. ("NBAI") serves as investment adviser to the Funds, pursuant to an investment advisory agreement ("Investment Advisory Agreement") dated January 1, 1996, as amended February 4, 1998. TradeStreet Investment Associates, Inc. ("TradeStreet") serves as investment sub-adviser to the Funds, pursuant to an investment sub-advisory agreement ("Sub-Advisory Agreement") dated January 1, 1996, as amended February 4, 1998. As used herein, "Adviser" shall mean NBAI and/or TradeStreet as the context may require.

NBAI also serves as the investment adviser to the portfolios of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Annuity Trust, Nations LifeGoal Funds, Inc., each a registered investment company that is part of the Nations Funds Family. In addition, NBAI serves as the investment advisor to Hatteras Income Securities, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc., each a closed-end diversified management investment company traded on the New York Stock Exchange. TradeStreet also serves as the investment sub-adviser to Nations Fund Trust, Nations Fund, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Balanced Target Maturity Fund, Inc.

NBAI and TradeStreet are each wholly owned subsidiaries of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.

The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or any of its officers, directors, employees or agents, NBAI shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to a Fund when approved by the Trustees of the Trust, and thereafter continues from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose. The continuation of the Investment Advisory and Sub-Advisory Agreements was last approved by the Board of Trustees at the November 17-18, 1997 Board of Trustees meeting and the amendment to the Investment Advisory and Sub-Advisory Agreements was approved by the Board of Trustees at the February 4-5, 1998 Board of Trustees meeting.

The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board of

Trustees or by vote of a majority of the outstanding voting securities of the
Fund) or by NBAI on 60 days' written notice.

The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of TradeStreet or any of its officers, directors, employees or agents, TradeStreet shall not be subject to liability to NBAI or to the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Sub-Advisory Agreement became effective with respect to each Fund as of its execution date and, unless sooner terminated, continues in full force and effect for one year, and may be continued with respect to each Fund thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Fund (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund), or by NBAI, or by TradeStreet on 60 days' written notice.

The Funds, in any advertisement or sales literature, may advertise the names, experience and/or qualifications of the portfolio manager(s) of any Fund, or if a Fund is managed by team or committee, such Fund may advertise the names, experience and/or qualifications of any such team or committee member.

From May 1, 1994 to December 31, 1995, NationsBank, N.A. ("NationsBank") served as investment adviser to the Funds (except Nations Money Market Fund) pursuant to an Investment Advisory Agreement dated May 1, 1994.

For the fiscal period from May 1, 1995 to December 31, 1995, the Funds (except Nations Money Market Fund) paid Advisory fees to NationsBank and from January 1, 1996 to April 30, 1996 the Funds (except Nations Money Market Fund) paid Advisory fees to NBAI as follows:

                                                                                                         Fees Reimb.
                          NationsBank     NationsBank    Fees Reimb.     NBAI            NBAI            by
                          Fees Paid       Fees Waived    by NationsBank  Fees Paid       Fees Waived     NBAI
                          1996            1996           1996            1996            1996            1996
                          ----            ----           ----            ----            ----            ----
Nations Cash
    Reserves              $ 88,594        $583,033        $      0        $ 91,313        $814,949        $0
Nations Treasury
    Reserves               104,637         709,688               0          59,180         598,567         0
Nations Government
    Reserves                26,062         209,284               0             255         155,885         0
Nations Municipal
    Reserves                     0         213,304          37,928               0         117,856         0

For the fiscal year from May 1, 1996 to April 30, 1997 the Funds paid Advisory fees to NBAI as follows:


                                                     Net                  Net             Fees Reimb. by
                                                  Fees Paid         Fees Waived                NBAI
                                                     1997                1997                  1997
                                                     ----                ----                  ----
Nations Cash Reserves                      $   2,357,981.18      $   2,797,837.24              $0
Nations Treasury Reserves                        780,877.72          1,033,412.10               0
Nations Government Reserves                      277,002.18            556,881.07               0
Nations Municipal Reserves                       137,642.13            437,536.71               0

For the fiscal year from May 1, 1997 to April 30, 1998 the Funds paid Advisory fees to NBAI as follows:


                                                     Net                  Net             Fees Reimb. by
                                                  Fees Paid          Fees Waived                NBAI
                                                     1998                1998                   1998
                                                     ----                ----                   ----
Nations Cash Reserves                             $5,755,496       $5,510,631                   $0
Nations Treasury Reserves                          1,317,229        1,539,732                    0
Nations Government Reserves                          660,333          757,134                    0
Nations Municipal Reserves                           306,303          429,881                    0

For the fiscal period from January 1, 1996 to April 30, 1996 NBAI paid Sub-Advisory fees to TradeStreet as follows:

                                                     Net                 Net              Fees Reimb. by
                                                  Fees Paid         Fees Waived              Adviser
                                                     1996               1996                 1996
                                                     ----               ----                 ----
Nations Cash Reserves                             $99,689           $     0                $  0
Nations Treasury Reserves                          72,352                 0                   0
Nations Government Reserves                        17,175                 0                   0
Nations Municipal Reserves                              0            12,964                   0

For the fiscal year from May 1, 1996 to April 30, 1997 NBAI paid Sub-Advisory fees to TradeStreet as follows:


                                                     Net                  Net             Fees Reimb. by
                                                  Fees Paid           Fees Waived            Adviser
                                                     1997                1997                 1997
                                                     ----                ----                 ----
Nations Cash Reserves                             $567,140                 $0                   $0
Nations Treasury Reserves                          199,572                  0                    0
Nations Government Reserves                         91,727                  0                    0
Nations Municipal Reserves                          32,121                  0                    0

For the fiscal year from May 1, 1997 to April 30, 1998 NBAI paid Sub-Advisory fees to TradeStreet as follows:


                                                     Net                  Net            Fees Reimb. by
                                                  Fees Paid         Fees Waived              Adviser
                                                     1998                1998                 1998
                                                     ----                ----                 ----
Nations Cash Reserves                           $1,214,726               $0                   $0
Nations Treasury Reserves                          290,220                0                    0
Nations Government Reserves                        146,691                0                    0
Nations Municipal Reserves                          77,922                0                    0

Prior to June 29, 1996, Barnett Banks Trust Company, N.A. ("BBTC") was the investment adviser to the Emerald Prime Advantage Institutional Fund (the predecessor to Nations Money Market Fund). Barnett Capital Advisors, Inc. ("Barnett") assumed the responsibilities as investment adviser for the Emerald Prime Advantage Institutional Fund on June 29, 1996 and assumed sole responsibility for the Fund under a new advisory agreement on December 1, 1996. For the fiscal year ended November 30, 1996 Rodney Square Management Corporation ("Rodney Square") served as the investment sub-adviser to the Fund.

For the fiscal year from December 1, 1996 to November 30, 1997 the Fund paid Advisory fees to Barnett as follows:

                                                     Net                                  Fees Reimb. by
                                                  Fees Paid               Net                Barnett
                                                     1997           Fees Waived 1997           1997
                                                     ----                       ----           ----

Emerald Prime Advantage Institutional Fund         $89,737                 $0                $55,159

For the fiscal period from December 1, 1997 to May 15, 1998 the Fund paid Advisory fees to Barnett as follows:

                                                     Net                                  Fees Reimb. by
                                                  Fees Paid               Net                Barnett
                                                     1998           Fees Waived 1998           1998
                                                     ----                       ----           ----

Emerald Prime Advantage Institutional Fund           $44,692                $0                 $19,626

For the fiscal period from December 1, 1995 to November 30, 1996 BBTC and Barnett paid Sub-Advisory fees to Rodney Square as follows:

                                                     Net                   Net            Fees Reimb. by
                                                  Fees Paid           Fees Waived          Rodney Square
                                                     1996                 1996                 1996
                                                     ----                 ----                 ----
Emerald Prime Advantage Institutional Fund         $191,390                $0                  $744


                       ADMINISTRATOR AND CO-ADMINISTRATOR

Stephens Inc. (the "Administrator") serves as administrator of the Trust and First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust.

The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, a combined administrative fee, computed daily and paid monthly, at the annual rate of up to 0.10% of the average daily net assets of each Fund.

Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board of Trustees meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Trust's shareholders and the Securities and Exchange Commission ("SEC"), including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Co-Administrator, the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Trust for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the Funds, (ii) compute each Fund's net asset value and net income, (iii) accumulate information required for the Trust's reports to shareholders and the SEC, (iv) prepare and file the Trust's federal and state tax returns, (v) perform monthly compliance testing for the Trust, and (vi) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Trustees, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the other party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the Trust or its shareholders except in the case of the Administrator's or Co-Administrator's, respectively, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

For the fiscal years ended April 30, 1996, 1997 and 1998 the Funds paid combined administrative fees as follows:

                  Net                 Net Fees         Net              Net Fees          Net               Net Fees
                  Fees Paid           Waived           Fees Paid        Waived            Fees Paid         Waived
                  1996                1996             1997             1997              1998              1998
                  ----                ----             ----             ----              ----              ----
Nations Cash
Reserves         $  266,305        $  259,658        $  206,640        $1,511,966        $  444,739        $3,310,637
Nations
Treasury
Reserves            266,472           224,219            67,964           536,800           112,671           839,649
Nations
Government
Reserves             72,398            58,097            33,788           244,173            55,996           416,493
Nations
Municipal
Reserves             63,025            47,362            23,309           168,418            29,152           216,243

                                     COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006-1812.

                              TRUSTEES AND OFFICERS

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and the officers of the Trust and their principal occupations for the last five years are set forth below.


                                                     PRINCIPAL OCCUPATIONS
                                                     DURING PAST 5 YEARS
                              POSITION WITH          AND CURRENT
NAME, ADDRESS, AND AGE        THE COMPANY            DIRECTORSHIPS
----------------------        -----------            -------------
Edmund L. Benson, III, 61     Trustee                Director, President and Treasurer, Saunders & Benson, Inc. (Insurance);
Saunders & Benson, Inc.                              Trustee, Nations Institutional Reserves, Nations Fund Trust and Nations Annuity
728 East Main Street                                 Trust; Director, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations
Suite 400                                            LifeGoal Funds, Inc.
Richmond, VA 23219

James Ermer, 55               Trustee                Senior Vice President- Finance, CSX Corporation (transportation and natural
13705 Hickory Nut Point                              resources); Director, National Mine Service; Director, Lawyers Title
Midlothian, VA  23112                                Corporation; Trustee, Nations Institutional Reserves, Nations Fund Trust and
                                                     Nations Annuity Trust; Director, Nations Fund, Inc., Nations Fund Portfolios,
                                                     Inc. and Nations LifeGoal Funds, Inc.


                                       15

William H. Grigg, 65          Trustee                Since June 1997, Chairman Emeritus; June 1997 to April 1994, Chairman and Chief
Duke Power Co.                                       Executive Officer; November 1991 to April 1994, Vice Chairman, Duke Power Co.;
422 South Church Street                              from April 1988 to November 1991, Executive Vice President Customer Group, Duke
PB04G                                                Power Co.; Director, Hatteras Income Securities, Inc., Nations  Government
Charlotte, NC 28242-0001                             Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc.,
                                                     Nations Balanced Target Maturity Fund, Inc., Nations Fund, Inc., Nations Fund
                                                     Portfolios, Inc. and Nations LifeGoal Funds, Inc.; Trustee, Nations
                                                     Institutional Reserves, Nations Fund Trust, and Nations Annuity Trust.

Thomas F. Keller, 66          Trustee                R.J. Reynolds Industries Professor of Business Administration and Dean, Fuqua
Fuqua School of Business                             School of Business, Duke University; Director, LADD Furniture, Inc.; Director,
Duke University                                      Wendy's and Mentor Funds; Director, Hatteras Income Securities, Inc., Nations
Durham, NC 27706                                     Government Income Term Trust 2003, Inc., Nations Government Income Term Trust
                                                     2004, Inc., Nations Balanced Target Maturity Fund, Inc., Nations Fund, Inc.,
                                                     Nations Fund Portfolios, Inc. and Nations LifeGoal Funds, Inc.; Trustee,
                                                     Nations Institutional Reserves, Nations Fund Trust and Nations Annuity Trust.



                                       16

Carl E. Mundy, Jr., 63        Trustee                Commandant, United States Marine Corps, from July 1991 to July 1995; Commanding
9308 Ludgate Drive                                   General, Marine Forces Atlantic, from June 1990 to June 1991; Director, Nations
Alexandria, VA  23309                                Fund, Inc., Nations Fund Portfolios, Inc. and Nations LifeGoal Funds, Inc.;
                                                     Trustee, Nations Institutional Reserves, Nations Fund Trust and Nations Annuity
                                                     Trust.

James B. Sommers, 59*         Trustee                President, NationsBank Trust, from January 1992 to September 1996; Executive
237 Cherokee Road                                    Vice President, NationsBank Corporation, from January 1992 to May 1997;
Charlotte, NC  28207                                 Principal, Bainbridge & Associates; Partner, Villa LLC; Chairman, Central
                                                     Piedmont Community College Foundation; Trustee, Central Piedmont Community
                                                     College; Board of Commissioners, Charlotte/Mecklenberg Hospital Authority;
                                                     Director, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations
                                                     LifeGoal Funds, Inc.; Trustee, Nations Institutional Reserves, Nations Fund
                                                     Trust and Nations Annuity Trust.

A. Max Walker, 76*            President, Trustee     Financial consultant; Formerly, President, A. Max Walker, Inc.; Director and
4580 Windsor Gate Court       and Chairman of        Chairman of the Board, Hatteras Income Securities, Inc., Nations Government
Atlanta, GA  30342            the Board              Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc.,
                                                     Nations Balanced Target Maturity Fund, Inc., Nations Fund, Inc., Nations Fund
                                                     Portfolios, Inc. and Nations LifeGoal Funds, Inc.; President and Chairman of
                                                     the Board of Trustees, Nations Institutional Reserves, Nations Fund Trust, and
                                                     Nations Annuity Trust.

                                       17

Charles B. Walker, 59         Trustee                Since 1989, Director, Executive Vice President, Chief Financial Officer and
Ethyl Corporation                                    Treasurer, Ethyl Corporation (chemicals, plastics, and aluminum manufacturing);
P.O. Box 2189                                        since 1994, Vice Chairman, Ethyl Corporation and Vice Chairman, Chief Financial
330 South Fourth Street                              Officer and Treasurer, Albemarle Corporation, Director, Nations Fund, Inc.
Richmond, VA  23217                                  Nations Fund Portfolios, Inc. and Nations LifeGoal Funds, Inc.; Trustee,
                                                     Nations Institutional Reserves, Nations Fund Trust and Nations Annuity Trust.

Thomas S. Word, Jr., 60*      Trustee                Partner, McGuire Woods Battle & Boothe (law); Director, Vaughan Bassett
McGuire, Woods, Battle                               Furniture Company, Director VB Williams Furniture Company, Inc.; Director,
& Boothe                                             Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations LifeGoal Funds,
One James Center                                     Inc.; Trustee, Nations Institutional Reserves, Nations Fund Trust, and Nations
Richmond, VA 23219                                   Annuity Trust.



                                       18

Richard H. Blank, Jr., 42     Secretary              Since 1994, Vice President of Mutual Fund Services, Stephens Inc. 1990 to 1994,
Stephens Inc.                                        Manager Mutual Fund Services, Stephens Inc. 1983 to 1990, Associate in
111 Center Street                                    Corporate Finance Department, Stephens Inc.; Secretary, Nations Institutional
Suite 300                                            Reserves, Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios,
Little Rock, AR  72201                               Inc., Nations Annuity Trust and Nations LifeGoal Funds, Inc.

Michael W. Nolte, 37          Assistant Secretary    Associate, Financial Services
Stephens Inc.                                        Group of Stephens Inc.
111 Center Street
Suite 300
Little Rock, AR  72201

Louise P. Newcomb, 45         Assistant Secretary    Corporate Syndicate
Stephens Inc.                                        Associate, Stephens Inc.
111 Center Street
Suite 300
Little Rock, AR  72201

James E. Banks, 42            Assistant Secretary    Since 1993, Attorney, Stephens Inc.; Associate Corporate Counsel, Federated
Stephens Inc.                                        Investors; from 1991 to 1993, Staff Attorney, Securities and Exchange
111 Center Street                                    Commission from 1988 to 1991
Suite 300
Little Rock, AR  72201



Richard H. Rose, 43           Treasurer              Since 1994, Vice President, Division Manager, First Data Investor Services
First Data Investor Services                         Group, Inc., since 1988, Senior Vice President, The Boston Company Advisors,
   Group, Inc.                                       Inc.; Treasurer, Nations Institutional Reserves, Nations Fund Trust, Nations
One Exchange Place                                   Fund, Inc., Nations Fund Portfolios, Inc., Nations Annuity Trust and Nations
Boston, MA 02109                                     LifeGoal Funds, Inc.

                                       19

Steven Levy, 33               Assistant Treasurer    Since 1997, Vice President of Fund Accounting, First Data Investor Services
First Data Investor Services                         Group, Inc.; prior to 1997, Investment Operations Manager, Franklin Templeton
   Group Inc.                                        Group and Assistant Vice President of Fund Accounting, Scudder, Stevens and
One Exchange Place                                   Clark, Inc.
Boston, MA  02109


--------------------
* James P. Sommers, A. Max Walker and Thomas S. Word, Jr. are considered "interested persons" of the Trust for purposes of the 1940 Act.

Mr. Rose serves as Treasurer to certain other investment companies for which First Data or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

Each Trustee of the Trust is also a Director of Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations LifeGoal Funds, Inc. and a Trustee of Nations Fund Trust and Nations Annuity Trust, each a registered investment company that is part of the Nations Funds Family. Richard H. Blank, Jr., Richard H. Rose, Steven Levy, Michael W. Nolte, Louise P. Newcomb and James E. Banks also are officers of Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Nations Fund Trust and Nations Annuity Trust.

Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, plus (ii) a fee of $1,000 for attendance at each "in-person" meeting of the Board of Trustees (or committee thereof) and $500 for each telephonic Board meeting attended. All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers receive no direct remuneration in such capacity from the Trust. No person who is an officer, director, or employee of NationsBank or its affiliates serves as an officer, Trustee, or employee of the Trust. The Trustees and officers of Nations Funds own less than 1% of the shares of the Trust.

The Trust has adopted a Code of Ethics which, among other things, prohibits each access person of the Trust from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a Trustee or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the Trust's access persons, other than its "disinterested" Trustees, submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund.

NATIONS FUNDS RETIREMENT PLAN

Under the terms of the Nations Funds Retirement Plan for Eligible Trustees (the "Retirement Plan"), each Trustee may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Retirement Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the open-end investment companies (the "Funds") advised by the Adviser. If a Trustee retires before reaching age 65, no benefits are payable. Each eligible Trustee is entitled to receive an annual benefit from the Funds commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of the aggregate Trustee's fees payable by the Funds during the calendar year in which the Trustee's retirement occurs multiplied by the number of years of service (not in excess of ten years of service) completed with respect to any of the Funds. Such benefit is payable to each eligible Trustee in quarterly installments for a period of no more than five years. If an eligible Trustee dies after attaining age 65, the Trustee's surviving spouse (if any) will be entitled to receive 50% of the benefits that would have been paid (or would have continued to have been paid) to the Trustee if he or she had not died. The Retirement Plan is unfunded. The benefits owed to each Trustee are unsecured and subject to the general creditors of the Funds.

Under the terms of the Nations Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each Trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five years beginning on the date the deferring Trustee's retirement benefits commence under the Retirement Plan. The Board of Trustees, in its sole discretion, may accelerate or extend such payments after a Trustee's termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a lump sum as soon as practicable after the Trustee's death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his or her deferral account, the balance of the amounts credited to his or her deferral account will be distributed to his or her designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Funds from which they are deferring compensation.

                               COMPENSATION TABLE

                                                 PENSION OR
                              AGGREGATE          RETIREMENT          ESTIMATED ANNUAL
                              COMPENSATION       BENEFITS ACCRUED    BENEFITS UPON         TOTAL COMPENSATION
NAME OF PERSON                FROM               AS PART OF FUND     RETIREMENT            FROM REGISTRANT
POSITION (1)                  REGISTRANT (2)     EXPENSES(3)         PLAN                  & FUND COMPLEX
------------                  ---------------    -----------         -----------------     --------------

Edmund L. Benson, III         $  9,000.00        $  1,124.02           $ 30,000.00           $  86,201.07     50% Def'd
Trustee

James Ermer                   $  9,000.00        $  1,124.02           $ 30,000.00           $  59,000.00
Trustee

William H. Grigg              $  9,000.00        $  1,124.02           $ 30,000.00           $ 117,533.68     100% Def'd
Trustee

Thomas F. Keller              $  9,000.00        $  1,124.02           $ 30,000.00           $ 116,115.17     100% Def'd
Trustee

A. Max Walker                 $ 11,000.00        $  1,124.02           $ 35,000.00           $  89,000.00
Chairman of the Board

Charles B. Walker             $  9,000.00        $  1,124.02           $ 30,000.00           $  59,000.00
Trustee

Thomas S. Word                $  9,000.00        $  1,124.02           $ 30,000.00           $ 109,255.23     100% Def'd
Trustee

James P. Sommers              $  6,750.00        $  1,124.02           $ 30,000.00           $  43,875.00
Trustee
Carl E. Mundy, Jr             $  8,000.00        $  1,124.02           $ 30,000.00           $  54,000.00
Trustee                       -----------        -----------           -----------            -----------
                              $ 79,750.00        $ 10,116.19           $275,000.00           $733,980.15
                              ===========        ===========           ===========           ===========


(1) All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers of the Trust receive no direct remuneration in such capacity from the Trust.

(2) For current fiscal year and includes estimated future payments. Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust, Nations Annuity Trust and Nations LifeGoal Funds, Inc., plus (ii) a fee of $1,000 for attendance at each in-person board meeting attended and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

(3) Messrs. Grigg, Keller and A.M. Walker receive compensation from ten investment companies, including Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust, Nations Annuity Trust and Nations LifeGoal Funds, Inc., that are deemed to be part of the Nations Fund "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from six investment companies, including Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Fund Trust, Nations Annuity Trust and Nations LifeGoal Funds, Inc. deemed to be part of the Nations Funds complex.

(4) Total compensation amounts include deferred compensation (including interest) payable to or accrued for the following Trustees: Edmund L. Benson, III ($53,201.00); William H. Grigg ($94,534.00); Thomas F. Keller ($93,115.00); and Thomas S. Word ($102,255.00).

                                    REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL INVESTMENT LIMITATIONS:

Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves may not:

1. Acquire more than 10% of the voting securities of any one issuer.

2. Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) may enter into repurchase agreement and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, illiquid restricted securities and other securities which are not readily marketable are not to exceed, in the aggregate, 10% of the Fund's total assets and (c) the Funds (except Nations Municipal Reserves) may engage in securities lending as described in each prospectus and in this SAI.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of other money market funds. Under these rules and regulations, the Funds are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Funds own more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. It is the position of the Securities and Exchange Commission's Staff that certain nongovernmental issues of CMOs and REMICS constitute investment companies pursuant to the 1940 Act and either
   (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or Adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interest in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Write or purchase puts, calls or combinations thereof.

14. Invest in warrants valued at lower of cost or market exceeding 5% of the Fund's net assets. Included in that amount but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

Nations Money Market Reserves may not:

1. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

3. Act as an underwriter of securities within the meaning of the 1933 Act except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.

5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

6. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

7. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

8.  Purchase securities of companies for the purpose of exercising control.

9. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if, immediately after such purchase, more than 15% of its total assets would be invested in certificates of deposit or bankers' acceptances of any one bank, or more than 5% of the value of the Fund's total assets would be invested in other securities of any one bank or in the securities of any other issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund; except that up to 25% of the value of the Fund's total assets may be invested without regard to the foregoing limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets. In accordance with the current regulations of the SEC, the Fund intends to limit its investments in bankers' acceptances, certificates of deposit and other securities of any one bank to not more than 5% of the Fund's total assets at the time of purchase (rather than the 15% limitation set forth above), provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. This practice, which is not a fundamental policy of the Fund, could be changed only in the event that such regulations of the Securities and Exchange Commission are amended in the future.

10. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to: (i) instruments issued or guarantee by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) instruments issued by domestic branches of U.S. banks; and (iii) repurchase agreements secured by the instruments described in clauses (i) and (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. In construing Investment Limitation 10 in accordance with SEC policy, to the extent permitted, U.S. branches of foreign banks will be considered to be U.S. banks where they are subject to the same regulation as U.S. banks.

11. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of the total assets at the time of such borrowing or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Fund's investment practices described in this SAI or in the Prospectuses are not deemed to be pledged for purposes of this limitation.

Although the foregoing investment limitations would permit Nations Money Market Reserves to invest in options, futures contracts and options on futures contracts, the Fund does not currently intend to trade in such instruments during the next 12 months. Prior to making any such investments, the Fund would notify its shareholders and add appropriate descriptions concerning the instruments to the Prospectuses and this SAI.

As stated in the Prospectuses under "General Investment Policies: Investment Limitations," securities subject to unconditional demand features acquired by Nations Money Market Reserves must satisfy special SEC diversification requirements. In particular, a security that has an unconditional demand feature or other guarantee (as defined by SEC regulations) which is issued by a person that, directly or indirectly, does not control, and is not controlled by or under common control with, the issuer of the security (an "Unconditional Demand Feature") is subject to the following diversification requirements: Immediately after the acquisition of the security, Nations Money Market Reserves may not have invested more than 10% of its total assets in securities issued by or subject to Unconditional Demand Features from the same person, except that the Fund may invest up to 25% of its total assets in securities subject to Unconditional Demand Features of persons that are rated in the highest rating category as determined by two NRSROs (or one NRSRO if the security is rated by only one NRSRO).

NON-FUNDAMENTAL INVESTMENT LIMITATIONS:

1. Nations Treasury Reserves may not write covered call options or purchase put options as long as the Fund invests exclusively in U.S. Treasury obligations, separately traded component parts of such obligations transferable through the Federal book-entry system, and repurchase agreements involving such obligations.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

                             PERFORMANCE INFORMATION

From time to time the Funds may advertise the "current yield" and "effective compound yield" of a class of shares of the respective Fund. Nations Municipal Reserves may also advertise the "tax-equivalent yield" of a class of its shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of each class of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1) 365/7)]- 1.

The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

The "tax equivalent yield" of Nations Municipal Reserves is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. See "Additional Information Concerning Taxes - Federal Income Tax Rates" below. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

      TAX-EQUIVALENT YIELD = (  E  ) + t
                              -----
                           1 - p


              E = tax-exempt yield
              p = stated income tax rate
              t = taxable yield

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yield of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

Nations Cash Reserves and Nations Money Market Reserves may quote actual return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security prices indices of various durations prepared by Shearson Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals and other industry sources in its advertising and sales literature. In addition, the Funds also may use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

Current interest rate and yield information on governmental debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also current rate information on municipal debt obligations or various durations, as reported daily by the Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry accepted source for current municipal bond market information.

Comparative information on the Consumer Price Index may also be included. This index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

Tax equivalent yield assumes a Federal Tax Rate of 39.6%.

The yield of the Liquidity Class, Adviser Class and Market Class Shares of the Funds will normally be lower than the yield of the Capital Class Shares because Liquidity Class, Adviser Class and Market Class Shares are subject to distribution and/or shareholder servicing expenses not charged to Capital Class Shares.

For the 7-day period ended April 30, 1998, the yield of each Fund was as follows:


                                                                             EFFECTIVE                 TAX EQUIV.
                                             YIELD W/O         EFFECTIVE     YIELD W/O    TAX EQUIV.   YIELD W/O
                                 YIELD       WAIVERS           YIELD         WAIVERS      YIELD        WAIVERS
                                 -----       -------           -----         -------      -----        -------

NATIONS CASH RESERVES

Capital Class                    5.49%       5.25%             5.64%         5.40%        N/A          N/A
Liquidity Class                  5.34%       4.40%             5.48%         4.54%        N/A          N/A
Adviser Class                    5.24%       5.48%             5.37%         5.61%        N/A          N/A
Market Class                     5.14%       4.80%             5.27%         4.93%        N/A          N/A

NATIONS TREASURY RESERVES

Capital Class                    5.35%       5.10%             5.49%         5.24%        N/A          N/A
Liquidity Class                  5.20%       4.20%             5.33%         4.33%        N/A          N/A
Adviser Class                    5.10%       4.85%             5.23%         4.98%        N/A          N/A
Market Class                     5.00%       4.65%             5.12%         4.77%        N/A          N/A

NATIONS GOVERNMENT RESERVES

Capital Class                    5.36%       5.11%             5.51%         5.26%        N/A          N/A
Liquidity Class                  5.21%       4.26%             5.35%         4.40%        N/A          N/A
Adviser Class                    5.11%       4.86%             5.24%         4.99%        N/A          N/A
Market Class                     5.01%       4.66%             5.14%         4.79%        N/A          N/A

NATIONS MUNICIPAL RESERVES

Capital Class                    4.10%       3.82%             4.19%         3.91%        6.79%        6.33%
Liquidity Class                  3.95%       2.97%             4.03%         3.05%        6.54%        4.92%
Adviser Class                    3.85%       3.57%             3.93%         3.65%        6.37%        5.91%
Market Class                     3.75%       3.37%             3.82%         3.44%        6.21%        5.58%


The yield of the Liquidity Class, Adviser Class and Market Class Shares of each Fund will normally be lower than the yield of the Capital Class Shares because Liquidity Class, Adviser Class and Market Class Shares are subject to distribution and/or shareholder servicing expenses not charged to Capital Class Shares.

                        PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be effected on days on which the Federal Reserve Bank of New York is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by the Distributor, the Transfer Agent or their respective agents. A purchase order must be received by the Distributor, the Transfer Agent or their respective agents, by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by the Distributor, the Transfer Agent or their respective agents.

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving a redemption order if, in the judgment of the NationsBank, an earlier payment could adversely impact a Fund. Redemption orders will not be accepted by the Distributor, the Transfer Agent or their respective agents after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves) for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by the Distributor, the Transfer Agent or their respective agents.

The Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share of each Fund next determined after receipt by the Distributor of the redemption order.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or shareholder(s) to accept such purchase order. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the Exchange, NationsBank, the Distributor, the Administrator, the Co-Administrator, and/or the Custodian are not open for business.

                  DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

LIQUIDITY CLASS

The Trust has adopted a distribution plan (the "Liquidity Class Distribution Plan" or the "Distribution Plan") for the Liquidity Class Shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the plan or in any agreements thereunder (the "Qualified Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under such Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Liquidity Class Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Liquidity Class Shares of the Trust. All material amendments of the Distribution Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

Liquidity Class Shares of each Fund bear the costs of their distribution fees as provided in a budget approved annually and reviewed quarterly by the Trustees of the Trust, including those Trustees who are not interested persons and have no financial interest in the Liquidity Class Plan or any related agreements. The budget will be in an amount not to exceed
 .30% of the average daily net assets of Liquidity Class Shares of each Fund and the Distributor will be reimbursed only for its actual expenses incurred during a fiscal year. The Distributor will also receive an additional fee of up to .30% of the average daily net assets of Liquidity Class Shares of each Fund (.35% with respect to Nations Treasury Reserves) which the Distributor can use to compensate certain financial institutions which provide administrative and/or distribution related services to Liquidity Class shareholders. These services may include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor or transfer agent; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from a Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution, and tax notices) to these customers with respect to investments in the Trust. It is possible that an institution may offer different classes of Shares to its customers and thus receive different compensation with respect to different classes of Shares.

In addition, the Trustees have approved a shareholder servicing plan with respect to Liquidity Class Shares of the Funds (the "Liquidity Class Servicing Plan" or the "Servicing Plan"). Pursuant to the Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Shareholder Servicing Agreements with the Trust ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. The Servicing Plan provides that payments under the Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Liquidity Class Shares of each Fund.

The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents under the Servicing Plan may include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(iii) processing dividend and distribution payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in shares; (vii) providing sub-accounting with respect to shares beneficially owned by customers or providing the information to the Trust necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent such Servicing Agents are permitted to do so under applicable statutes, rules or regulations.

The fees payable under the Liquidity Class Distribution Plan and Liquidity Class Servicing Plan (together, the "Liquidity Class Plans") are treated by the Funds as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor and/or the Trust under the

Liquidity Class Plans which exceed the total of the payments made to the Selling Agents and/or Servicing Agents by the Distributor or the Trust and reimbursed by the Funds pursuant to the Liquidity Class Plans. Any such excess expenses may be recovered in future years, so long as the Liquidity Class Plans are in effect. Because there is no requirement under the Liquidity Class Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Liquidity Class Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Fund, or the Distributor, or the Trust. Although there is no legal obligation for the Fund to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Liquidity Class Plans if for any reason the Liquidity Class Plans are terminated, the Trustees will consider at that time the manner in which to treat such expenses.

For the fiscal year ended April 30, 1998, the Funds paid 12b-1 fees to Stephens, and shareholder servicing fees to NationsBank for Liquidity Class Shares in the following amounts:



                                       NET
                                   SHAREHOLDER
                                      NET          SERVICING
                                  12B-1 FEES       PLAN FEES
          LIQUIDITY                PAID TO          PAID TO      NET FEES
         CLASS SHARES              STEPHENS       NATIONSBANK     WAIVED      NET FEES PAID
         ------------              --------       -----------     ------      -------------

Nations Cash Reserves                 $0           $824,607     $3,848,168       $824,607
Nations Treasury Reserves              0            378,710      1,893,550       378,710
Nations Government Reserves            0            50,890        237,487         50,890
Nations Municipal Reserves             0            80,309        374,774         80,309

Such distribution expenses for each Fund were attributable to the cost of marketing the Funds.

MARKET CLASS

The Trust has adopted a distribution plan (the "Market Class Distribution Plan" or the "Distribution Plan") for the Market Class Shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the plan or in any agreements thereunder (the "Qualified Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under such Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees, and the Distribution Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Market Class Shares of the Trust. All material amendments of the Distribution Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

Pursuant to the Distribution Plan, a Fund may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of a Fund's Market Class Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a

Sales Support Agreement relating to the Market Class Shares with the Distributor ("Selling Agents"). Payments under a Fund's Market Class Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.20% of the average daily net asset value of each Fund's Market Class Shares.

The fees payable under the Market Class Distribution Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Market Class Plan may be made with respect to (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

In addition, the Trustees have approved a shareholder servicing plan with respect to Market Class Shares of the Funds (the "Market Class Servicing Plan" or the Servicing Plan"). Pursuant to the Servicing Plan, a Fund may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Shareholder Servicing Agreements with the Trust for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. The Servicing Plan provides that payments under the Servicing Plan will be paid at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Market Class Shares beneficially owned by the Servicing Agents' clients.

The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents under the Servicing Plan may include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(iii) processing dividend and distribution payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in shares; (vii) providing sub-accounting with respect to shares beneficially owned by customers or providing the information to the Trust necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Servicing Plan or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent such Servicing Agents are permitted to do so under applicable statutes, rules or regulations.

The shareholder servicing plan with respect to the Market Class Distribution Plan and the Market Class Servicing Plan (collectively, the "Plans") will continue in effect only so long as such continuance is approved at least annually by (i) a majority of the Board of Trustees, and (ii) a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may not be amended to increase materially the amount which may be spent thereunder without approval of a majority of the outstanding Shares of such Fund. All material amendments to a Plan require the approval of a majority of the Board of Trustees and the Qualified Trustees. The Plans require that quarterly written reports of the amounts spent under the Plans and the purposes of such expenditures be furnished to, and reviewed by, the Trustees.

For the fiscal year ended April 30, 1998, the Funds paid 12b-1 fees to Stephens, and shareholder servicing fees to NationsBank for Market Class Shares in the following amounts:



                                       NET
                                   SHAREHOLDER
                                      NET          SERVICING
                                  12B-1 FEES       PLAN FEES
            MARKET                 PAID TO          PAID TO     NET FEES
         CLASS SHARES              STEPHENS       NATIONSBANK     WAIVED      NET FEES PAID
         ------------              --------       -----------     ------      -------------
Nations Cash Reserves                 $0          $1,700,215     $485,773      $1,700,215
Nations Treasury Reserves              0            710,566      203,019         710,566
Nations Government Reserves            0            787,919      225,120         787,919
Nations Municipal Reserves             0            336,304       96,088         336,304

ADVISER CLASS

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Shareholder Servicing Plan for the Adviser Class Shares of each Fund (the "Adviser Class Servicing Plan"). Under the Adviser Class Servicing Plan, the Trust may enter into Shareholder Servicing Agreements with broker/dealers, banks and other financial institutions ("Servicing Agents") pursuant to which the Servicing Agents will provide shareholder support services to their customers who beneficially own Adviser Class Shares in the Funds. The Adviser Class Servicing Plan permits the Trust to pay Servicing Agents a fee not exceeding 0.25% of the average daily net asset value of the Adviser Class Shares beneficially owned by the Servicing Agents' clients.

The shareholder support services provided by Servicing Agents under the Adviser Class Servicing Plan may include: (i) aggregating and processing purchase and redemption requests for such Adviser Class Shares from customers and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in such Adviser Class Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in such Adviser Class Shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in such Adviser Class Shares; (vii) providing sub-accounting with respect to such Adviser Class Shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Adviser Class Servicing Plan or related agreements; (x) general shareholder liaison services; and (xi) providing such other similar services as the Trust reasonably request to the extent the Servicing Agents are permitted to do so under applicable statutes, rules or regulations.

The Adviser Class Servicing Plan also provides that to the extent any portion of the fees payable under such Plan is deemed to be for services primarily intended to result in the sale of Fund shares, such fees are deemed approved and may be paid pursuant to the Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act.

For the fiscal year ended April 30, 1998, the Funds paid 12b-1 fees to Stephens, and shareholder servicing fees to NationsBank for Adviser Class Shares in the following amounts:



                                      NET                   NET
                                  12B-1 FEES       SHAREHOLDER SERVICING
           ADVISER                 PAID TO           PLAN FEES PAID TO
         CLASS SHARES              STEPHENS             NATIONSBANK           NET FEES PAID
         ------------              --------             -----------           -------------

Nations Cash Reserves                  $0              $1,293,612             $1,293,612
Nations Treasury Reserves               0                 606,210                606,210
Nations Government Reserves             0                 117,013                117,013
Nations Municipal Reserves              0                  73,041                 73,041

The Adviser Class Servicing Plan will continue in effect only so long as such continuance is approved at least annually by (i) a majority of the Board of Trustees, and (ii) a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the Adviser Class Servicing Plan. The Adviser Class Servicing Plan may not be amended to increase materially the amount which may be spent thereunder without approval of a majority of the outstanding Adviser Class Shares of such Fund. All material amendments to the Adviser Class Servicing Plan require the approval of a majority of the Board of Trustees and the Qualified Trustees. The Adviser Class Servicing Plan requires that quarterly written reports of the amounts spent under the Adviser Class Servicing Plan and the purposes of such expenditures be furnished to, and reviewed by, the Trustees.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds will be determined as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Municipal Reserves), on each day the Exchange is open for business.

Net asset value per share of each Fund is calculated by adding the value of its securities and other assets, subtracting its liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method pursuant to Rule 2a-7 under the 1940 Act, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of each Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in each Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Funds use of amortized cost and the maintenance of the Funds net asset value at $1.00 are permitted by regulations promulgated by the SEC under the 1940 Act, provided that certain conditions are met. The Trust will maintain a dollar-weighted average maturity in the Funds of 90 days or less, will not purchase any instrument having a remaining maturity of more than 397 days, and will limit its investments to those U.S. dollar-denominated instruments which are permitted investments under SEC regulations. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following information supplements and should be read in conjunction with Prospectus section entitled "Tax Information." The Prospectuses of the Funds describes generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning income taxes.

GENERAL

The Trust intends to continue to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as long as such qualification is in the best interest of the Fund's shareholders. Each Fund will be treated as a separate entity for Federal income tax purposes and thus the provisions of the Code applicable to regulated investment companies will generally be applied separately to each Fund, rather than to the Trust as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 7, 1997.

The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

EXCISE TAX

A 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

TAXATION OF FUND INVESTMENTS

Except as provided herein, gains and losses on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than 12 months at the time of disposition of the securities (however, see "Capital Gain Distributions" below).

Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

CAPITAL GAIN DISTRIBUTIONS

Distributions which are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term term capital gains (to the extent such dividends do not exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to the shareholders not later than 60 days after the close of the Fund's taxable year.

OTHER DISTRIBUTIONS

Although dividends of net investment income will be declared daily based on each Fund's daily earnings, for Federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For Federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year a Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that each Fund's net income, on an annual basis, will equal the dividends declared during the year.

DISPOSITION OF FUND SHARES

A disposition of Fund shares pursuant to redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the Shares (or are deemed to receive in the case of an exchange) and the cost of your Shares.

If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge or load on a new purchase of shares of the Fund or a different regulated investment company, the sales charge or load previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charge or load does not exceed the reduction in sales charge or load on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

If a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. In addition, if a shareholder receives a designated capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The foregoing recharacterization and disallowance rules do not apply to losses realized under a periodic redemption plan.

FEDERAL INCOME TAX RATES

As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate generally applicable to net capital gains is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

FOREIGN SHAREHOLDERS

Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, foreign trust (I.E., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to Federal withholding tax (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). Such tax withheld is generally not refundable. Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Distributions of net capital gains are generally not subject to tax withholding applicable to foreign shareholders.

NEW REGULATIONS

On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

BACKUP WITHHOLDING

The Trust may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless a shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust could subject the investor to penalties imposed by the IRS.

ADDITIONAL CONSIDERATIONS FOR NATIONS MUNICIPAL RESERVES

If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from Federal income tax, it will qualify under the Code to pay "exempt-interest dividends." Nations Municipal Reserves intends to so qualify and is designed to provide investors with a high level of income exempt from Federal income tax.

The portion of total dividends paid by Nations Municipal Reserves with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Distributions of capital gains or from net investment income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for Federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, Nations Municipal Reserves will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of Nations Municipal Reserves will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

In addition, the Federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that Nations Municipal Reserves invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by Nations Municipal Reserves. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in Nations Municipal Reserves. Furthermore, shareholders will not be permitted to deduct any of their share of Nations Municipal Reserves' expenses in computing their AMT. With respect to a corporate shareholder of Nations Municipal Reserves, exempt-interest dividends paid by the Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its Federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT Rates should consult their tax advisors.

Shares of Nations Municipal Reserves would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends may ultimately be taxable to the beneficiaries when distributed to them.

OTHER MATTERS

Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local and foreign taxes.

                                FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

The Trust does not expect to use one particular dealer, but subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

The Funds may execute brokerage or other agency transactions through affiliated persons for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. These rules require that commissions paid to the affiliated person by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to such affiliated persons and will review these procedures periodically.

During the fiscal year ended April 30 1997, the Trust paid $0 in aggregate brokerage commissions. None of the Trust's Funds held any securities of companies among the Trust's "regular brokers or dealers" or parents of its "regular brokers or dealers".

                          CUSTODIAN AND TRANSFER AGENT

The Bank of New York ("BNY"), 90 Washington Street, New York, New York 10286, serves as custodian ("Custodian") for the securities and cash of each Fund. NationsBank of Texas, N.A. served as

Custodian for the securities and cash of each Fund for the fiscal year ended April 30, 1998. As custodian, BNY, maintains custody of the Funds' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of the Funds all checks, and receives all dividends and other distributions made on securities owned by the Funds. For such services, BNY, is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of
(i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds non-money market Funds up to $10 billion and (ii) 1/2 of one basis point on the excess, including all Nations Funds money market Funds

For the fiscal year ended April 30, 1998, the Trust paid $26,231 in aggregate fees to NationsBank of Texas, N.A. for its services as custodian for the shares of each Fund.

First Data, which is located at One Exchange Place, Boston, Massachusetts 02109, serves as transfer agent for the Funds. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services.


                              DESCRIPTION OF SHARES

The Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds and different classes of each Fund. Each Fund currently offers Capital Class Shares, Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Except for differences between classes of a Fund pertaining to distribution arrangements, each share of a Fund represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional Funds or classes of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

The Funds use the so-called "equalization accounting method" to allocate a portion of earnings and profits to redemption proceeds. This method permits a fund to achieve more balanced distributions for both continuing and departing shareholders. Continuing shareholders should realize tax savings or deferrals through this method, and departing shareholders will not have their tax obligations change. Although using this method will not affect a Fund's total returns, it may reduce the amount that otherwise would be distributable to continuing shareholders by reducing the effect of redemptions on dividend and distribution amounts.

Each Fund or class of a Fund will vote separately on matters pertaining solely to such Fund or class. Such matters include matters relating to a Fund's investment advisory agreement or a class' distribution plan. All Funds will vote as a whole on matters affecting all Funds such as the election of Trustees and the appointment of the Trust's independent accountant.

                              SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Agreement and Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

The Agreement and Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Agreement and Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Agreement and Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                 5% SHAREHOLDERS

      The following table sets forth certain information concerning each person who, to the Trust's knowledge, is a record owner of 5% or more of the Shares of a class of a Fund. Information is given as of August 13, 1998.

                                                                 PERCENTAGE OF SHARES
NAME AND ADDRESS                                                 HELD OF RECORD ONLY
----------------                                                 -------------------

NATIONS CASH RESERVES
---------------------

Adviser Class Shares
--------------------
Bankers Trust FBO                                                          11.97%
Tenneco Salary - 193024
PO Box 9014
Church Street Station
New York, NY  10008

Capital Class Shares
--------------------
NationsBank of Texas, N.A.                                                 28.24%
Attn:  David Thayer
1401 Elm Street, 11th Floor
Dallas, TX  75202

The Bank of New York                                                       27.41%
As Agent for Its Securities
Lending Customers
101 Barclay Street
New York, NY  10286


                                       40

Liquidity Class Shares
----------------------
NationsBank of Texas, N.A. - Agent FBO                                     27.78%
Global Finance Sweep Customers
Attn: Steven Edwards
1201 Main Street
TX1-609-21-04
Dallas, TX  75202

Casita LP                                                                   9.77%
c/o Lori Gerken
3390 Peachtree St. Suite 1200
Atlanta, GA 30326

Market Class Shares
-------------------
NationsBank SWP Disbursement NC
NationsBank Sweep/Autoborrow                                               98.73%
First Citizens Bldg.
128 S. Tryon St. NC1-006-08-03

NATIONS MONEY MARKET RESERVES
-----------------------------

Adviser Class Shares
--------------------
Central Carolina Bank                                                      99.99%
Attn: Cash Management
111 Corcoran Street 2nd FLR MO 2-1
Durham, NC 27701

                                       41

Capital Class Shares
--------------------
Barnett Bank                                                               81.29%
Attn: Bill Lendzian
PO Box 40200 FL9-100-03-09
Jacksonville, FL 32203-0200

NYT Capital Inc.                                                           16.22%
Attn: Mehal Naik
229 W 43rd St.
New York, NY 10036-3913

Liquidity Class
---------------
Stephens Inc.                                                             100.00%
Attn: Cindy Cole
111 Center Street
Little Rock, AR  72201

Market Class
------------
Stephens Inc.                                                             100.00%
Attn: Cindy Cole
111 Center Street
Little Rock, AR  72201


NATIONS TREASURY RESERVES
-------------------------

Adviser Class Shares
--------------------
Central Carolina Bank                                                      16.37%
Attn: Cash Management
111 Corcoran Street, 2nd Floor, MO 2-1
Durham, NC 21101

Group Health Plan Inc.                                                     10.06%
Attn:  Catinas Warren
940 West Port Plaza Suite 300
St. Louis, MO  63146-3108

Longstreet LLC                                                              7.35%
1899 L Street, 9th Floor
Washington, D.C. 20036

Hare & Co., Bank of New York                                                7.25%
Attn: STIF/Master Note
One Wall Street, 2nd Floor
New York, NY   10286

                                       42

Capital Class Shares
--------------------
America Online Inc.                                                        40.13%
Attn: Hilda Cosme
22000 AOL Way
Dulles, Va.  20166

Barnett Bank                                                               20.91%
Attn: Bill Lendzian
PO Box 40200 FL9-100-03-09
Jacksonville, FL 32203-0200

America Online Inc.                                                        10.09%
Money Market Account
Attn: Catherine Thomas
22000 AOL Way
Sterling, Va.  20166-9302

NationsBank of Texas, N.A.                                                  7.70%
Attn: David Thayer
1401 Elm Street, 11th Floor
Dallas, TX  75202

Liquidity Class Shares
----------------------
NationsBank of Texas, N.A. - Agent FBO                                     29.26%
Global Finance Sweep Customers
Attn: Steven Edwards
1201 Main Street
TX1-609-21-04
Dallas, TX  75202

Mutiwave Investments Inc.                                                  17.74%
c/o Siegfried & Co.
1201 North Market St. Suite 1601
Wilmington , DE  19801

ECT Securities Corp.                                                        7.92%
c/o Enron Corp.
Attn: Donna Lowry EB  2881
P.O. Box 1188
Houston, TX 77251-1188

Unisite Inc.                                                                5.41%
Escrow Account
3450 Bushwood Park Dr. Suite 250
Tampa, FL  33618

                                       43

Market Class Shares
-------------------
NationsBank SWP Disbursement NC
NationsBank Sweep/Autoborrow                                               99.67%
First Citizens Bldg.
128 S. Tryon St. NC1-006-08-03

NATIONS GOVERNMENT RESERVES
---------------------------

Adviser Class Shares
--------------------
Hunt Memorial Hospital Dist.                                               18.41%
PO Box 1059
Greenville, TX  75403

Collins & 194th Associated LTD                                             12.31%
By Chicago Title Insurance Co. as
Escrow Agent
c/o State Accounting
1818 S. Australian Ave. Suite 210
West Palm Beach, FL  33409

Savvis Holdings Corporation                                                12.11%
7777 N. Bonhomme, Suite 1501
St. Louis, MO  63105

North Kansas City Hospital                                                 10.26%
Master Account
Attn: Mike Wright
2800 Clay Edwards Drive
No. Kansas City, MO  64116

St. Lukes Hospital                                                          8.96%
Building Depreciation Fund
10920 Elm Ave.
Kansas City, MO 64134

Hunt Memorial Hospital District                                             8.60%
Construction Fund
PO Box 1059
Greenville, TX 75403

Capital Class Shares
--------------------
Dallas ISD I&S Fund                                                        32.12%
3700 Ross Ave. Room 218C
Dallas, TX  75204

Dallas ISD I&S General Fund                                                28.99%
3700 Ross Ave. Room 218C
Dallas, TX  75204

                                       44

AARP Financial Services                                                     9.79%
Attn: Linda Wiegano
601 E Street, NW
Washington, D.C. 20049

Dallas ISD                                                                  8.78%
Contractual Obligations
3700 Ross Ave. Room 218C
Room 218C
Dallas, TX  75204

The Nemours Foundation                                                      5.90%
Attn: Ron Malloy
1650 Prudential Dr. Suite 300
Jacksonville, FL  32201-8147

NationsBank of Texas, N.A.                                                  5.38%
Attn:  David Thayer
1401 Elm Street, 11th Floor
Dallas, TX  75202

Liquidity Class Shares
----------------------
Texas New Mexico Power Company                                             58.23%
PO Box 2943
Fort Worth, TX  76113

TNP Enterprises Inc.                                                       13.35%
4101 International Plaza
Fort Worth, TX  76109

Targeted Marketing Systems, Inc.                                           11.38%
PO Box 50708
Dallas, TX  75250

Market Class Shares
-------------------
NationsBank SWP Disbursement NC
NationsBank Sweep/Autoborrow                                              100.00%
First Citizens Bldg.
128 S. Tryon St. NC1-006-08-03

NATIONS MUNICIPAL RESERVES
--------------------------

Adviser Class Shares
--------------------
Phil McDaniel                                                              13.52%
51 Water Street
Saint Augustine, FL  32084-2888

                                       45

Timothy A. Braswell                                                        11.22%
17925 E. Village Circle
Tequesta, FL 33469

Laf/Tjf IV                                                                 10.46%
12805 SW 84th Avenue Road
Miami, FL  33156

ReeF Exploration                                                            8.47%
1901 N. Central EXPWY
Richardson, TX  75080

Donald Alan Burns                                                           6.92%
1021 N. Ocean Blvd.
Palm Beach, FL 33480

Dennis H. Gaffke and Margaret A. Gaffke                                     6.76%
JTWROS
8931 E. 74th St.
Tulsa, OK  74133-3105

HJ Freede Inc.                                                              6.03%
316 NW 39th Street
Oklahoma City, OK  73118

Rehabcare Group                                                             5.92%
Attn: Brenda Mason
7733 Forsyth Blvd.  Suite 1700
Clayton, MO  63105

Capital Class Shares
--------------------
NationsBank of Texas, N.A.                                                 71.95%
Attn:  David Thayer
1401 Elm Street, 11th Floor
Dallas, TX  75202

William K. Warren Jr. Trust B-3                                             8.34%
Attn: John-Kelly C. Warren TTEE
6585 South Yale Ave.
The William Medical Bldg. 9th Fl.
Tulsa, OK 74136-8373

Stephen Kelly Warren Trust A                                                6.04%
Attn: Steven Kelly Warren TTEE
6585 South Yale Ave.
The William Medical Bldg. 9th Fl.
Tulsa, OK 74136-8373

                                       46

Liquidity Class Shares
----------------------
Vintec Company                                                             21.07%
1501 Malloy Lane
P.O. Box 1258
Murfreesboro, TN 37133

Joseph Falconite and Betty Falconite                                       18.06%
JTWROS
700 Lambiance #202
Naples, FL  34108

NQGR&G Options Inc.                                                        15.56%
Qualified Intermediary For
AGM Nevada Inc.
c/o Robert M. Ercole Esq.
One South St. - Suite 2700
Baltimore, MD  21202

Fedco Management Services, Inc.                                            13.90%
Attn: Odelin Fernandez
631 71st Street
Miami Beach, FL  33141

Glenn S. Collins III and Kathleen Collins                                   7.68%
JTROWS
PO Drawer 11310
College Station, TX  77842-1310

Washoe Company                                                              6.54%
PO Box 2086
Austin, TX  78768

Market Class Shares
-------------------
NationsBank SWP Disbursement NC
NationsBank Sweep/Autoborrow                                              100.00%
First Citizens Bldg.
128 S. Tryon St. NC1-006-08-03


                        EXPERTS AND FINANCIAL INFORMATION

The Board of Trustees has selected PricewaterhouseCoopers LLP, with offices at 160 Federal Street, Boston, MA 02110, to serve as independent accountant to Nations Institutional Reserves. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215 were the independent auditors for the Emerald Prime Advantage Institutional Fund (predecessor to Nations Money Market Reserves) for the fiscal period December 1, 1997 through May 15, 1998 and for the fiscal year ended November 30, 1997. Certain financial information which appears in the Prospectuses and the financial statements has been audited by the accountants.

The Annual Report for the fiscal year ended April 30, 1998, is hereby incorporated by reference in this SAI. The Annual Reports for the Emerald Prime Advantage Institutional Fund (the predecessor to Nations Money Market Reserves) for the fiscal period December 1, 1997 through May 15, 1998 and for the fiscal year ended November 30, 1997 are also incorporated herein by reference. These Annual Reports will be sent free of charge with this SAI to any shareholder who requests this SAI.

                         NATIONS INSTITUTIONAL RESERVES
                          FILE NOS. 33-33144; 811-6030

                                     PART C

                                OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS:

      (a)  Financial Statements

      Included in Part A:

           Per Share Income and Capital Changes

      Included in Part B:

           Audited Financial Statements, including:

             Portfolio of Investments for April 30, 1998
             Statements of Assets and Liabilities for April 30, 1998 Statements of Operations for the year ended April 30, 1998 Statements of Changes in Net Assets for the years ended April 30, 1998 and April 30, 1997
             Financial Highlights
             Notes to Financial
             Statements Report of Independent Accountants, dated June 18, 1998

             Audited financial statements for Emerald Prime
             Advantage Institutional Fund:

             Schedule of Portfolio Investments for May 15, 1998
             Statement of Assets and Liabilities for May 15, 1998
             Statement of Operations for the period ended May 15, 1998 Statements of Changes in Net Assets
             Notes to Financial Statements
             Independent Auditors' Report, dated July 1, 1998

      Included in Part C:

           Consent of Independent Accountants
           Independent Auditors' Consent

      (b)  Additional Exhibits

           (1)(a)  Declaration of Trust, dated January 22, 1990, filed herewith.
           (1)(b) Certificate pertaining to classification of shares, dated February 5, 1998, filed herewith.
           (2)     By-Laws, dated January 22, 1990, filed herewith.

           (3)       Not Applicable
           (4)       Not Applicable
           (5)(a)    Investment Advisory Agreement with
                     Nationsbanc Advisors, Inc. incorporated by reference to Post-Effective Amendment No. 17
           (5)(b)    Sub-Advisory Agreement with TradeStreet
                     Investment Associates, Inc. Incorporated by Reference to Post-Effective Amendment No. 17
           (6) Distribution Agreement with Stephens, Inc., dated May 1, 1994, filed herewith.
           (7)       Not Applicable
           (8) Mutual Fund Custody and Sub-Custody Agreement with NationsBank of Texas, N.A. as Custodian and The Bank of New York as Sub-Custodian Incorporated by Reference to Post-Effective Amendment No. 20
           (9)(a) Administration Agreement with Stephens Inc., dated May 1, 1994, filed herewith.
           (9)(b)    Co-Administration Agreement with The Boston
                     Company Advisors, Inc., dated May 1, 1994, filed herewith.
           (9)(c) Transfer Agency Agreement with First Data, filed herewith.
           (10)      Opinion and Consent of Counsel is filed herewith.
           (11)(a) Consent of Independent Accountants - PricewaterhouseCoopers LLP, filed herewith.
           (11)(b) Independent Auditors' Consent - KPMG Peat Marwick LLP, filed herewith.
           (12)      Not Applicable
           (13)      Not Applicable
           (14)      Not Applicable

           (15)(a) Distribution Plan for Liquidity Class Shares, filed herewith.
           (15)(b)   Shareholder Servicing Plan for Adviser Class
                     Shares, filed herewith.

           (15)(c) Form of Shareholder Servicing Agreement for Adviser Class Shares, filed herewith.
           (15)(d) Shareholder Servicing Plan for Market Class Shares, filed herewith.
           (15)(e) Form of Shareholder Servicing Agreement for Market Class Shares, filed herewith.
           (15)(f) Distribution Plan for Market Class Shares, filed herewith.
           (15)(g) Form of Brokerage Agreement Incorporated, dated November 18, 1994, filed herewith.

           (15)(h)   Shareholder Servicing Plan for Liquidity
                     Class Shares, filed herewith.
           (16) Performance Quotation Computation Incorporated by Reference to Post-Effective Amendment No. 6
           (17)      Not Applicable
           (18) Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated April 12, 1995, filed herewith.

Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT

           Registrant is controlled by its Board of Trustees.

Item 26.   NUMBER OF HOLDERS OF SECURITIES:

      As of August 27, 1998

                                                         NUMBER OF
            TITLE OF CLASS                               RECORD HOLDERS
            --------------                               ---------------

Shares of beneficial interest, without par value --

Nations Cash Reserves -- Capital Class                          213
Nations Cash Reserves -- Liquidity Class                        255
Nations Cash Reserves -- Adviser Class                          698
Nations Cash Reserves -- Market Class                             3
Nations Treasury Reserves -- Capital Class                       41
Nations Treasury Reserves -- Liquidity Class                     80
Nations Treasury Reserves -- Adviser Class                      398
Nations Treasury Reserves -- Market Class                         3
Nations Government Reserves -- Capital Class                     17
Nations Government Reserves -- Liquidity Class                   19

Nations Government Reserves -- Adviser Class                     84
Nations Government Reserves -- Market Class                       2
Nations Municipal Reserves -- Capital Class                      11
Nations Municipal Reserves -- Liquidity Class                    23
Nations Municipal Reserves -- Adviser Class                      49
Nations Municipal Reserves -- Market Class                        2
Nations Money Market Reserves -- Capital Class                    4
Nations Money Market Reserves -- Liquidity Class                  6
Nations Money Market Reserves -- Adviser Class                    2
Nations Money Market Reserves -- Market Class                     1


Item 27.   INDEMNIFICATION

      Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Indemnification of Registrant's administrators, principal underwriter, custodian and transfer agent is provided for, respectively, in the:

      1.   Administration Agreement with Stephens Inc.;

      2.   Co-Administration Agreement with First Data Investors
           Services Group, Inc.;

      3.   Distribution Agreement with Stephens Inc.;

      4.   Mutual Fund Custody and Sub-Custody Agreement with
           NationsBank as Custodian and The Bank of New York as
           Sub-Custodian; and

      5.   Transfer Agency Agreement with First Data Investor Services Group,
           Inc.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.



Item 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

      (a) To the knowledge of Registrant, none of the directors or officers of NationsBanc Advisors, Inc. ("NBAI"), the adviser to the Registrant's portfolios, or TradeStreet Investment Associates, Inc. ("TradeStreet") the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

      (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

      (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

Item 29.    Principal Underwriters:

        (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund Trust, Nations Annuity Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc., Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc. closed-end management investment companies.

    (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

    (c)     Not applicable.


Item 30.         Location of Accounts and Records:

        (1) NationsBanc Advisors, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

        (2) TradeStreet Investment Associates, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Sub-Investment Adviser).

        (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Distributor).

        (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator).

        (5) First Data Investor Services Group, Inc., One Exchange Place, 53 State Street, Boston, Massachusetts 02109 (records relating to its functions as Co-Administrator).

        (6) First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Transfer Agent).

        (7) NationsBank, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Custodian).

        (8) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as Sub-Custodian).


Item 31.         Management Services

                 None

Item 32.         Undertakings

    (a) To call a meeting of Shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provision of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    (b) To furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

NOTICE

        A copy of the Agreement and Declaration of Trust for The Capitol Mutual Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES
                                   ----------

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 27th day of August, 1998.


                            THE CAPITOL MUTUAL FUNDS

                            By:       *
                               ------------------------------------------
                                A. Max Walker
                                President and Chairman of the Board of Trustees


                            By: /s/Richard H. Blank, Jr.
                               --------------------------------------------
                                   Richard H. Blank, Jr.
                                   *Attorney-in-Fact

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

             SIGNATURES                                          TITLE                                      DATE
             ----------                                          -----                                     ------

                 *                                      President and Chairman                        August 27, 1998
 -----------------------------------                     of the Board of Trustees
(A. Max Walker)                                         (Principal Executive Officer)


                *                                              Treasurer                              August 27, 1998
-----------------------------------                        Vice President
(Richard H. Rose)                           (Principal Financial and Accounting Officer)


                *                                               Trustee                               August 27, 1998
-----------------------------------
(Edmund L. Benson, III)

                *                                               Trustee                               August 27, 1998
-----------------------------------
(James Ermer)

                *                                               Trustee                               August 27, 1998
-----------------------------------
(William H. Grigg)

                *                                               Trustee                               August 27, 1998
-----------------------------------
(Thomas F. Keller)

                *                                               Trustee                               August 27, 1998
-----------------------------------
(Carl E. Mundy, Jr.)

                *                                               Trustee                               August 27, 1998
-----------------------------------
(Charles B. Walker)

                *                                               Trustee                               August 27, 1998
-----------------------------------
(Thomas S. Word)

                *                                               Trustee                               August 27, 1998
-----------------------------------
(James P. Sommers)


/s/ Richard H. Blank, Jr.
--------------------------
Richard H. Blank, Jr.

                                 EXHIBIT INDEX


Exhibit
Number       Description
------       ------------

EX-27.011    Financial Data Schedules -- Nations Cash Reserves -- Adviser Class Shares

EX-27.012    Financial Data Schedules -- Nations Cash Reserves -- Capital Class Shares

EX-27.013    Financial Data Schedules -- Nations Cash Reserves -- Liquidity Class Shares

EX-27.014    Financial Data Schedules -- Nations Cash Reserves -- Market Class Shares

EX-27.021    Financial Data Schedules -- Nations Treasury Reserves -- Adviser Class Shares

EX-27.022    Financial Data Schedules -- Nations Treasury Reserves -- Capital Class Shares

EX-27.023    Financial Data Schedules -- Nations Treasury Reserves -- Liquidity Class Shares

EX-27.024    Financial Data Schedules -- Nations Treasury Reserves -- Market Class Shares

EX-27.031    Financial Data Schedules -- Nations Government Reserves -- Adviser Class Shares

EX-27.032    Financial Data Schedules -- Nations Government Reserves -- Capital Class Shares

EX-27.033    Financial Data Schedules -- Nations Government Reserves -- Liquidity Class Shares

EX-27.034    Financial Data Schedules -- Nations Government Reserves -- Market Class Shares

EX-27.041    Financial Data Schedules - Nations Municipal Reserves -- Adviser Class Shares

EX-27.042    Financial Data Schedules -- Nations Municipal Reserves -- Capital Class Shares

EX-27.043    Financial Data Schedules - Nations Municipal Reserves -- Liquidity Class Shares

EX-27.044    Financial Data Schedules -- Nations Municipal Reserves - Market Class Shares

EX-27.051    Financial Data Schedules -- Emerald Prime Advantage Institutional Fund - Institutional Shares

EX-99.B1(a)  Declaration of Trust

EX-99.B1(b)  Certificate pertaining to classification of shares

EX-99.B2     By-Laws


EX-99.B6     Distribution Agreement with Stephens, Inc.

EX-99.B9(a)  Administration Agreement with Stephens, Inc.

EX-99.B9(b)  Co-Administration Agreement with The Boston Company Advisers, Inc.

EX-99.B9(c)  Transfer Agency Agreement with The Shareholder Services Group, Inc.

EX-99.B10    Opinion and Consent of Counsel

EX-99.B11(a) Consent of Independent Accountants

EX-99.B11(b) Independent Auditors' Consent

EX-99.B15(a) Distribution Plan for Liquidity Class Shares

EX-99.B15(b) Shareholder Servicing Plan for Adviser Class Shares

EX-99.B15(c) Form of Shareholder Servicing Agreement for Adviser Class Shares

EX-99.B15(d) Shareholder Servicing Plan for Market Class Shares

EX-99.B15(e) Form of Shareholder Servicing Agreement for Market Class Shares

EX-99.B15(f) Distribution Plan for Market Class Shares

EX-99.B15(g) Form of Brokerage Agreement

EX-99.B15(h) Shareholder Servicing Plan for Liquidity Class Shares

EX-99.B18    Rule 18f-3 Plan